ALPS|CoreCommodity Management
CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (25.82%)
Argentina (0.07%)
Adecoagro SA(a)	1	$7
YPF SA, Sponsored ADR	42,204	396,296
		396,303

Australia (2.17%)
Alumina, Ltd.	310,907	453,703
Beach Energy, Ltd.	278,659	498,045
BHP Group, Ltd.	15,653	412,837
BlueScope Steel, Ltd.	15,976	152,394
Costa Group Holdings, Ltd.	104,343	192,778
Fortescue Metals Group, Ltd.	74,578	568,616
GrainCorp, Ltd., Class A(a)	85,256	479,390
IGO, Ltd.	132,309	540,261
Iluka Resources, Ltd.	100,615	654,656
Incitec Pivot, Ltd.	400,411	879,151
Mineral Resources, Ltd.	56,942	650,273
Nufarm, Ltd.(a)	147,504	546,026
Oil Search, Ltd.	73,894	358,123
OZ Minerals, Ltd.	108,804	739,984
Perenti Global, Ltd.	35,826	36,812
Regis Resources, Ltd.	126,570	381,266
Sandfire Resources NL	78,872	294,606
Santos, Ltd.	70,593	410,644
South32, Ltd.	1,198,224	2,117,513
St Barbara, Ltd.	191,722	350,364
Washington H Soul Pattinson & Co., Ltd.	18,381	265,156
Whitehaven Coal, Ltd.	200,968	337,664
Woodside Petroleum, Ltd.	18,740	435,671
		11,755,933

Austria (0.15%)
OMV AG	6,908	344,684
voestalpine AG	18,655	453,511
		798,195

Brazil (0.54%)
BRF SA, ADR(a)	141,840	1,008,483
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	104,188	1,475,303
Gerdau SA, Sponsored ADR	25,968	121,530
Petroleo Brasileiro SA, Sponsored ADR	16,177	228,257
Vale SA, Sponsored ADR	8,802	103,247
		2,936,820

Canada (0.55%)
Cameco Corp.	50,010	403,581
Canadian Solar, Inc.(a)	19,387	388,709
First Quantum Minerals, Ltd.	4,500	35,227
Hudbay Minerals, Inc.	180,500	553,748
Lundin Mining Corp.	55,600	291,570
Parex Resources, Inc.(a)	56,800	899,169

	Shares	Value (Note 2)
Canada (continued)
Torex Gold Resources, Inc.(a)	28,595	$393,468
		2,965,472

Chile (0.17%)
Antofagasta PLC	66,150	718,199
Geopark, Ltd.	12,075	223,388
		941,587

China (0.39%)
China Petroleum & Chemical Corp., ADR	5,780	303,045
CNOOC, Ltd., Sponsored ADR	6,600	996,600
Daqo New Energy Corp., ADR(a)	5,342	270,198
JinkoSolar Holding Co., Ltd., ADR(a)	8,708	162,840
PetroChina Co., Ltd., ADR	8,809	387,684
		2,120,367

Colombia (0.02%)
Ecopetrol SA, Sponsored ADR	5,846	108,151

Denmark (0.14%)
FLSmidth & Co. A/S	9,925	341,002
Vestas Wind Systems A/S	3,927	392,123
		733,125

Faroe Islands (0.09%)
Bakkafrost P/F	6,869	489,899

Finland (0.14%)
Outokumpu Oyj	147,998	510,468
Outotec Oyj(a)	43,438	250,799
		761,267

France (0.12%)
TOTAL SA, Sponsored ADR	13,162	639,542

Germany (0.22%)
K+S AG	70,154	684,680
Nordex SE(a)	10,156	132,797
Salzgitter AG	10,429	175,808
thyssenkrupp AG	17,747	219,754
Wacker Chemie AG	1	72
		1,213,111

Great Britain (2.05%)
Anglo American PLC	43,468	1,139,723
BP PLC, Sponsored ADR	42,022	1,518,255
CNH Industrial N.V.	80,916	762,229
Kazakhmys PLC	104,547	604,401
Pentair PLC	31,651	1,358,777
Premier Oil PLC(a)	196,198	259,986
Rio Tinto PLC, Sponsored ADR	43,928	2,347,072
Severn Trent PLC	32,916	1,120,976
Subsea 7 SA	50,511	544,652
Tullow Oil PLC	22,057	14,808
United Utilities Group PLC	93,591	1,252,552

	Shares	Value (Note 2)
Great Britain (continued)
Valaris PLC	35,002	$178,860
		11,102,291

India (0.04%)
Vedanta, Ltd., ADR	27,652	218,451

Israel (0.04%)
SolarEdge Technologies, Inc.(a)	2,438	238,583

Italy (0.06%)
Eni SpA, Sponsored ADR	10,981	307,358

Japan (2.25%)
Daido Steel Co., Ltd.	6,200	242,896
GS Yuasa Corp.	21,600	435,768
Hitachi Metals, Ltd.	48,800	766,532
Inpex Corp.	153,933	1,463,965
Japan Petroleum Exploration Co., Ltd.	19,200	481,440
JFE Holdings, Inc.	51,400	623,792
Kobe Steel, Ltd.	77,200	361,224
Kubota Corp.	99,700	1,601,475
Kurita Water Industries, Ltd.	23,216	693,127
Maruha Nichiro Corp.	5,600	135,872
Maruichi Steel Tube, Ltd.	16,300	460,320
Mitsubishi Materials Corp.	1	26
Morinaga Milk Industry Co., Ltd.	6,500	251,650
Nippon Steel Corp.	110,390	1,564,338
Nippon Suisan Kaisha, Ltd.	129,600	720,033
OSAKA Titanium Technologies Co., Ltd.	1	13
Pacific Metals Co., Ltd.	2,900	56,124
Sumitomo Forestry Co., Ltd.	28,759	407,411
Sumitomo Metal Mining Co., Ltd.	35,700	1,042,451
Toho Titanium Co., Ltd.	17,800	139,962
Tokyo Steel Manufacturing Co., Ltd.	50,500	384,966
Yamato Kogyo Co., Ltd.	14,400	356,030
		12,189,415

Luxembourg (0.38%)
APERAM SA	14,100	405,797
ArcelorMittal	65,658	962,546
ArcelorMittal SA	5,056	74,892
Tenaris SA, ADR	11,067	228,976
Ternium SA, Sponsored ADR	19,564	409,475
		2,081,686

Malaysia (0.10%)
Lynas Corp., Ltd.(a)	361,944	530,603

Mexico (0.18%)
Grupo Mexico SAB de CV, Series B	367,700	977,459

Netherlands (0.32%)
Core Laboratories N.V.	5,200	182,676
Frank's International N.V.(a)	41,457	145,100
Fugro N.V.(a)	27,192	286,495
OCI N.V.(a)	15,679	271,266
Royal Dutch Shell PLC, Class A, Sponsored ADR	6,115	318,897

	Shares	Value (Note 2)
Netherlands (continued)
Royal Dutch Shell PLC, Class B	2,551	$67,372
SBM Offshore N.V.	27,872	480,210
		1,752,016

Norway (1.14%)
Aker BP ASA	25,870	734,647
Aker Solutions ASA(a)	35,369	71,581
DNO ASA	266,580	267,335
Equinor ASA	79,410	1,443,079
Leroy Seafood Group ASA	70,514	458,750
Mowi ASA	54,411	1,302,606
Norsk Hydro ASA	158,549	500,058
PGS ASA(a)	135,152	261,107
Salmar ASA	12,666	622,012
TGS NOPEC Geophysical Co. ASA	21,048	537,988
		6,199,163

Peru (0.02%)
Southern Copper Corp.	3,044	114,698

Russia (0.02%)
Evraz PLC	18,181	84,652

Singapore (0.14%)
Wilmar International, Ltd.	265,961	762,060

South Africa (0.30%)
Exxaro Resources, Ltd.	41,150	333,867
Kumba Iron Ore, Ltd.	15,133	352,440
Sasol, Ltd.	58,479	931,899
		1,618,206

South Korea (0.05%)
POSCO, Sponsored ADR	6,691	297,147

Spain (0.19%)
Acerinox SA	44,206	431,534
Repsol SA	21,441	296,408
Siemens Gamesa Renewable Energy SA	19,230	307,217
		1,035,159

Sweden (1.00%)
Boliden AB	129,104	3,075,087
Epiroc AB, Class A	59,249	687,460
Lundin Petroleum AB	3,215	98,051
SSAB AB, A Shares	190,388	586,971
Svenska Cellulosa AB SCA, Class B	97,282	975,356
		5,422,925

Switzerland (0.11%)
Glencore PLC	199,420	585,918

United States (12.66%)
AGCO Corp.	19,675	1,380,005
AK Steel Holding Corp.(a)	476,470	1,315,057
Alcoa Corp.(a)	27,663	385,899
Allegheny Technologies, Inc.(a)	8,381	144,572

	Shares	Value (Note 2)
United States (continued)
American States Water Co.	7,091	$627,979
American Water Works Co., Inc.	14,258	1,941,940
Andersons, Inc.	13,546	306,411
Antero Resources Corp.(a)	255,824	473,274
Apache Corp.	6,440	176,714
Archer-Daniels-Midland Co.	26,061	1,166,490
Archrock, Inc.	15,155	126,544
Baker Hughes Co.	13,729	297,370
Bonanza Creek Energy, Inc.(a)	7,179	130,586
Bunge, Ltd.	36,762	1,927,432
Cabot Oil & Gas Corp.	4,882	68,787
California Resources Corp.(a)	8,428	61,862
California Water Service Group	8,661	455,222
Callon Petroleum Co.(a)	399,503	1,198,509
Cal-Maine Foods, Inc.	14,471	516,470
Centennial Resource Development, Inc., Class A(a)	295,126	962,111
Century Aluminum Co.(a)	121,103	640,635
CF Industries Holdings, Inc.	40,717	1,640,081
Chevron Corp.	10,670	1,143,184
Cimarex Energy Co.	19,118	839,089
Cleveland-Cliffs, Inc.	89,158	625,889
CNX Resources Corp.(a)	44,794	323,861
Commercial Metals Co.	51,364	1,055,530
Compass Minerals International, Inc.	15,469	895,500
Concho Resources, Inc.	13,542	1,026,213
ConocoPhillips	992	58,955
Consol Energy Inc(a)	1	8
Continental Resources, Inc.	44,238	1,204,158
Corteva, Inc.	56,894	1,645,374
Darling Ingredients, Inc.(a)	72,951	1,979,160
Deere & Co.	10,293	1,632,264
Devon Energy Corp.	43,208	938,478
Diamond Offshore Drilling, Inc.(a)	28,341	131,219
Diamondback Energy, Inc.	4,609	342,910
Enphase Energy, Inc.(a)	2,210	69,659
EOG Resources, Inc.	17,215	1,255,146
EQT Corp.	7,871	47,620
Essential Utilities, Inc.	26,745	1,389,135
Evoqua Water Technologies Corp.(a)	30,618	611,441
Exxon Mobil Corp.	9,104	565,540
FMC Corp.	12,583	1,202,809
Fresh Del Monte Produce, Inc.	10,904	342,168
Green Plains, Inc.	29,683	370,147
Gulfport Energy Corp.(a)	1	2
Halliburton Co.	8,067	175,941
Harsco Corp.(a)	20,191	300,846
Helix Energy Solutions Group, Inc.(a)	35,512	296,170
Helmerich & Payne, Inc.	4,326	175,419
Hess Corp.	1,266	71,618
HollyFrontier Corp.	22,080	991,834
Hormel Foods Corp.	33,255	1,571,631
Ingredion, Inc.	23,495	2,067,559
Kinder Morgan, Inc.	5,763	120,274
Kosmos Energy, Ltd.	8,583	43,859
Laredo Petroleum, Inc.(a)	332,711	572,263
Magnolia Oil & Gas Corp., Class A(a)	54,827	576,780
Marathon Oil Corp.	65,574	745,576
Marathon Petroleum Corp.	24,420	1,330,890

	Shares	Value (Note 2)
United States (continued)
Matador Resources Co.(a)	43,675	$640,712
Murphy Oil Corp.	18,288	383,316
Nabors Industries, Ltd.	154,032	318,846
National Fuel Gas Co.	15,113	652,730
National Oilwell Varco, Inc.	3,499	72,114
New WEI, Inc.(a)	68,768	103
NexTier Oilfield Solutions, Inc.(a)	88,758	457,104
Noble Energy, Inc.	19,690	389,271
Oasis Petroleum, Inc.(a)	345,178	776,651
Occidental Petroleum Corp.	14,527	577,014
Oceaneering International, Inc.(a)	14,745	182,985
Oil States International, Inc.(a)	20,908	225,388
Ovintiv, Inc.	27,638	431,982
Parsley Energy, Inc., Class A	88,908	1,479,429
Patterson-UTI Energy, Inc.	36,009	285,911
PDC Energy, Inc.(a)	67,573	1,458,901
Phillips 66	8,398	767,325
Pilgrim's Pride Corp.(a)	45,023	1,172,849
Pioneer Natural Resources Co.	379	51,165
PotlatchDeltic Corp., REIT	16,439	706,877
ProPetro Holding Corp.(a)	87,859	855,747
QEP Resources, Inc.	56,900	180,373
Range Resources Corp.	19,049	57,147
Rayonier, Inc., REIT	22,544	684,887
Renewable Energy Group, Inc.(a)	41,038	1,078,479
RPC, Inc.	140,085	634,585
Sanderson Farms, Inc.	1,169	160,960
Schlumberger, Ltd.	8,909	298,541
Schnitzer Steel Industries, Inc., Class A	18,302	294,296
Select Energy Services, Inc., Class A(a)	14,537	101,178
SJW Group	7,589	556,653
SM Energy Co.	93,968	862,626
Solaris Oilfield Infrastructure, Inc., Class A	12,185	140,493
Southwestern Energy Co.(a)	1	2
Steel Dynamics, Inc.	42,475	1,269,153
SunCoke Energy, Inc.	10,819	63,616
SunPower Corp.(a)	10,322	87,943
Tellurian, Inc.(a)	65,751	461,572
TPI Composites, Inc.(a)	13,921	288,861
Transocean, Ltd.(a)	19,984	91,127
Tyson Foods, Inc., Class A	4,222	348,864
United States Steel Corp.	188,813	1,712,534
US Silica Holdings, Inc.	14,303	73,517
Valero Energy Corp.	15,840	1,335,470
W&T Offshore, Inc.(a)	153,641	636,074
Warrior Met Coal, Inc.	22,314	420,842
Whiting Petroleum Corp.(a)	46,631	211,705
Williams Cos., Inc.	1,855	38,380
WPX Energy, Inc.(a)	4,423	52,855
		68,709,222

TOTAL COMMON STOCKS
(Cost $160,494,943)		140,086,784

MASTER LIMITED PARTNERSHIPS (0.21%)
United States (0.21%)
Alliance Resource Partners LP	22,642	204,684

	Shares	Value (Note 2)
United States (continued)
Energy Transfer LP	4,974	$62,623
Enterprise Products Partners LP	10,676	275,120
Magellan Midstream Partners LP	2,054	126,075
MPLX LP	1,555	37,398
Plains All American Pipeline LP	3,090	51,449
Viper Energy Partners LP	17,942	391,314
		1,148,663

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,860,267)		1,148,663

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (72.25%)
U.S. Treasury Bonds (72.25%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/20(b)	$181,776,925	$181,579,892
0.125%, 4/15/21	20,077,125	20,033,375
United States Treasury Notes
1.250%, 2/29/20(b)	36,500,000	36,490,401
1.625%, 3/15/20(b)	70,400,000	70,399,588
2.375%, 4/30/20	30,000,000	30,049,805
1.250%, 3/31/21(b)	53,500,000	53,366,250
		391,919,311
TOTAL GOVERNMENT BONDS
(Cost $391,745,771)		391,919,311

		Value
		(Note 2)
TOTAL INVESTMENTS (98.28%)
(Cost $554,100,981)		$533,154,758

Other Assets In Excess Of Liabilities (1.72%)		9,333,389
NET ASSETS - 100.00%		$542,488,147

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $33,370,520.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Appreciation
Copper Future	Morgan Stanley	Short	(439)	03/27/20	$(27,624,075)	$1,358,281
Corn Future	Morgan Stanley	Long	205	03/13/20	3,907,813	7,182
Gold 100 Oz Future	Morgan Stanley	Long	135	04/28/20	21,436,650	2,427
Hard Red Winter Wheat Future	Morgan Stanley	Long	70	03/13/20	1,629,250	141,877
Natural Gas Future	Morgan Stanley	Short	(368)	04/28/20	(7,161,280)	902,871
NY Harbor ULSD Future	Morgan Stanley	Short	(142)	02/28/20	(9,711,778)	1,098,874
Platinum Future	Morgan Stanley	Long	225	04/28/20	10,821,375	322,341
Silver Future	Morgan Stanley	Long	217	03/27/20	19,543,020	872,379
Wheat Future	Morgan Stanley	Long	64	03/13/20	1,772,000	154,242
WTI Crude Future	Morgan Stanley	Short	(646)	05/19/20	(33,462,800)	3,622,773
					$(18,849,825)	$8,483,247

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Long	646	02/28/20	$36,576,520	$(1,147,169)
LME Copper Future	Morgan Stanley	Long	209	02/17/20	29,034,019	(2,989,361)
LME Nickel Future	Morgan Stanley	Long	52	02/17/20	3,989,388	(313,100)
LME Zinc Future	Morgan Stanley	Long	82	02/17/20	4,528,450	(245,747)
Low Sulphur Gasoil Future	Morgan Stanley	Long	169	02/12/20	8,466,900	(2,148,084)
Low Sulphur Gasoil Future	Morgan Stanley	Long	23	03/12/20	1,155,750	(216,552)
Natural Gas Future	Morgan Stanley	Long	913	02/26/20	16,808,330	(695,407)
Soybean Meal Future	Morgan Stanley	Long	130	03/13/20	3,783,000	(255,288)
Soybean Meal Future	Morgan Stanley	Long	345	03/13/20	15,050,625	(1,125,252)
					$119,392,982	$(9,135,960)

Total Return Swap Contracts (a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Appreciation/ (Depreciation)
UBS	CRB 3m Fwd TR Index**	$72,346,426	USB3MTA + 25 bps*	11/30/2020	$72,346,429	$3
Societe Generale	CRB 3m Fwd TR Index**	42,395,058	USB3MTA + 28 bps*	11/30/2020	42,395,060	2
Citigroup	CRB 3m Fwd TR Index**	101,223,207	USB3MTA + 24 bps*	9/30/2020	101,223,209	2
		$215,964,691			$215,964,698	$7

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Appreciation/ (Depreciation)
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$89,136,357	USB3MTA + 30 bps*	6/29/2020	$89,135,780	$(577)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (84.52%)
Communication Services (2.42%)
Wireless Telecommunication Services (2.42%)
Bharti Airtel, Ltd.(a)	439,693	$3,059,042

TOTAL COMMUNICATION SERVICES		3,059,042

Consumer Discretionary (8.63%)
Auto Components (1.65%)
Motherson Sumi Systems, Ltd.	338,040	628,105
MRF, Ltd.	1,490	1,452,325
		2,080,430

Automobiles (2.55%)
Maruti Suzuki India, Ltd.	20,380	1,968,105
TVS Motor Co., Ltd.	192,710	1,256,707
		3,224,812

Hotels, Restaurants & Leisure (1.59%)
Jubilant Foodworks, Ltd.	76,110	2,011,606

Household Durables (1.52%)
Crompton Greaves Consumer Electricals, Ltd.	480,329	1,914,913

Textiles, Apparel & Luxury Goods (1.32%)
Titan Co., Ltd.	100,260	1,660,743

TOTAL CONSUMER DISCRETIONARY		10,892,504

Consumer Staples (3.71%)
Beverages (0.90%)
United Breweries, Ltd.	64,190	1,135,409

Food Products (1.42%)
Britannia Industries, Ltd.	40,100	1,794,196

Personal Products (1.39%)
Colgate-Palmolive India, Ltd.	21,616	401,844
Dabur India, Ltd.	140,870	977,132
Emami, Ltd.	90,350	372,518
		1,751,494

TOTAL CONSUMER STAPLES		4,681,099

Energy (6.92%)
Oil, Gas & Consumable Fuels (6.92%)
Bharat Petroleum Corp., Ltd.	311,533	1,998,302
Petronet LNG, Ltd.	345,830	1,289,821
Reliance Industries, Ltd.	276,150	5,446,904
		8,735,027

TOTAL ENERGY		8,735,027

		Value
	Shares	(Note 2)
Financials (32.07%)
Banks (21.02%)
AU Small Finance Bank, Ltd.(b)(c)	141,707	$2,109,086
Axis Bank, Ltd.	450,251	4,595,859
HDFC Bank, Ltd., ADR	70,540	4,040,531
HDFC Bank, Ltd.	207,974	3,562,423
ICICI Bank, Ltd., Sponsored ADR	265,523	3,871,325
ICICI Bank, Ltd.	455,840	3,358,809
IndusInd Bank, Ltd.	119,560	2,101,333
RBL Bank, Ltd.(b)(c)	224,810	997,847
State Bank of India(a)	427,040	1,898,721
		26,535,934

Consumer Finance (2.37%)
Bajaj Finance, Ltd.	49,040	2,989,191

Insurance (3.80%)
ICICI Lombard General Insurance Co., Ltd.(b)(c)	79,615	1,470,965
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	232,150	1,658,829
SBI Life Insurance Co., Ltd.(b)(c)	119,710	1,662,298
		4,792,092

Thrifts & Mortgage Finance (4.88%)
Aavas Financiers, Ltd.(a)	25,497	712,501
Housing Development Finance Corp., Ltd.	161,160	5,446,572
		6,159,073

TOTAL FINANCIALS		40,476,290

Health Care (1.65%)
Pharmaceuticals (1.65%)
Aurobindo Pharma, Ltd.	166,350	1,122,249
Cadila Healthcare, Ltd.	256,530	953,031
		2,075,280

TOTAL HEALTH CARE		2,075,280

Industrials (10.57%)
Air Freight & Logistics (0.59%)
Mahindra Logistics, Ltd.(b)(c)	126,260	749,804

Building Products (2.29%)
Astral Poly Technik, Ltd.	69,728	1,195,414
Kajaria Ceramics, Ltd.	208,153	1,687,916
		2,883,330

Construction & Engineering (3.36%)
Ashoka Buildcon, Ltd.(a)	552,547	879,381
Kalpataru Power Transmission, Ltd.	148,970	927,860
Larsen & Toubro, Ltd.	127,180	2,436,132
		4,243,373

		Value
	Shares	(Note 2)
Electrical Equipment (1.46%)
V-Guard Industries, Ltd.	583,977	$1,840,342

Machinery (1.59%)
Thermax, Ltd.	67,010	1,002,114
Timken India, Ltd.	72,610	1,009,008
		2,011,122

Professional Services (0.75%)
TeamLease Services, Ltd.(a)	26,030	942,225

Trading Companies & Distributors (0.53%)
IndiaMart InterMesh, Ltd.(a)(b)(c)	20,493	670,797

TOTAL INDUSTRIALS		13,340,993

Information Technology (8.45%)
IT Services (8.45%)
HCL Technologies, Ltd.	187,550	1,554,691
Infosys, Ltd., Sponsored ADR	257,565	2,822,912
Infosys, Ltd.	174,400	1,904,527
Tata Consultancy Services, Ltd.	95,200	2,773,718
Tech Mahindra, Ltd.	143,733	1,604,565
		10,660,413

TOTAL INFORMATION TECHNOLOGY		10,660,413

Materials (8.21%)
Chemicals (2.71%)
Kansai Nerolac Paints, Ltd.	145,280	1,017,325
SRF, Ltd.	22,755	1,206,685
Supreme Industries, Ltd.	61,420	1,200,125
		3,424,135

Construction Materials (4.36%)
JK Cement, Ltd.	87,347	1,691,103
Ramco Cements, Ltd.	214,800	2,347,737
Shree Cement, Ltd.	4,530	1,459,225
		5,498,065

Metals & Mining (1.14%)
Jindal Steel & Power, Ltd.(a)	590,485	1,439,705

TOTAL MATERIALS		10,361,905

Real Estate (1.89%)
Real Estate Management & Development (1.89%)
Brigade Enterprises, Ltd.	462,430	1,544,831
Mahindra Lifespace Developers, Ltd.	143,050	841,771
		2,386,602

TOTAL REAL ESTATE		2,386,602

TOTAL COMMON STOCKS
(Cost $101,566,004)		106,669,155

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS (84.52%)
(Cost $101,566,004)		$106,669,155

Other Assets In Excess Of Liabilities (15.48%)		19,531,128

NET ASSETS (100.00%)		$126,200,283

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, the aggregate market value of those securities was $9,319,626, representing 7.38% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020 the aggregate market value of those securities was $9,319,626 representing 7.38% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (5.79%)
Fannie Mae
Series 1991-49, Class F,
1M US L + 0.55%, 12/25/2021(a)	$21	$21
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	14,647	14,810
Series 1992-49, Class L,
7.000%, 04/25/2022	45,329	46,933
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	16,047	16,054
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	57,761	57,583
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	2,579	2,594
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022(a)	15,364	15,433
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	2,324	2,301
Series 1992-91, Class F,
1M US L + 0.50%, 05/25/2022(a)	6,294	6,251
Series 1993-184, Class M,
–%, 09/25/2023(b)	21,952	21,155
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	12,521	12,361
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	57,603	57,272
Series 1993-255, Class E,
7.100%, 12/25/2023	85,833	91,973
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	6,586	6,655
Series 1993-31, Class PN,
7.000%, 09/25/2023	181,694	194,952
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	5,037	5,117
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	22,582	22,698
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	139,592	141,106
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	10,671	10,725
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	25,630	25,828
Series 1994-61, Class E,
7.500%, 04/25/2024	77,033	82,425
Series 1994-75, Class K,
7.000%, 04/25/2024	43,216	46,621

	Principal	Value
	Amount	(Note 2)
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	$63,893	$64,832
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	41,326	41,627
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	55,942	56,383
Series 2003-39, Class PG,
5.500%, 05/25/2023	72,589	75,151
Series 2003-49, Class YC,
4.000%, 06/25/2023	41,684	42,651
Series 2004-53, Class NC,
5.500%, 07/25/2024	29,447	30,818
Series 2004-95, Class AK,
5.500%, 01/25/2025	36,778	38,765
Series 2005-121, Class DY,
5.500%, 01/25/2026	36,195	38,361
Series 2006-22, Class CE,
4.500%, 08/25/2023	23,291	24,102
Series 2009-90, Class BD,
3.500%, 11/25/2024	20,007	19,961
Series 2010-112, Class GA,
2.000%, 06/25/2021	535	534
Series 2010-145, Class MA,
2.000%, 12/25/2020	2,054	2,051
Series 2010-87, Class HB,
3.000%, 03/25/2025	20,534	20,523
Series 2011-104, Class DA,
2.000%, 10/25/2021	32,008	31,915
Series 2011-40, Class KA,
3.500%, 03/25/2026	92,164	96,865
Series 2011-44, Class EB,
3.000%, 05/25/2026	69,001	70,558
Series 2011-66, Class QE,
2.000%, 07/25/2021	782	781
Series 2012-1, Class GB,
2.000%, 02/25/2022	20,677	20,685
		1,557,431
Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	6,376	6,523
Series 1991-1155, Class KZ,
7.000%, 10/15/2021	8,569	8,711
Series 1992-1242, Class C,
1M US L + 0.55%, 04/15/2022(a)	7,206	7,230
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	21,437	21,593
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	34,136	34,476
Series 1993-1560, Class Z,
7.000%, 08/15/2023	27,111	28,744

	Principal	Value
	Amount	(Note 2)
Series 1993-1584, Class L,
6.500%, 09/15/2023	$44,717	$47,490
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	60,246	63,320
Series 1993-1611, Class Z,
6.500%, 11/15/2023	25,714	27,440
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	15,645	16,585
Series 1993-1630, Class PK,
6.000%, 11/15/2023	31,401	33,120
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	36,881	37,251
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	12,528	12,436
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	39,216	39,508
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	170,937	172,230
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	13,571	13,570
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	20,771	20,744
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	29,328	29,297
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	68,556	69,574
Series 1994-32, Class PN,
7.500%, 04/25/2024	254,203	274,410
Series 1994-43, Class PH,
6.500%, 10/17/2024	22,682	24,145
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	14,015	14,068
Series 1997-1983, Class Z,
6.500%, 12/15/2023	24,936	26,562
Series 2002-2411, Class FT,
1M US L + 0.25%, 06/15/2021(a)	2	2
Series 2003-2634, Class PT,
5.000%, 06/15/2023	24,545	25,422
Series 2004-2877, Class AL,
5.000%, 10/15/2024	9,507	9,924
Series 2005-3005, Class ED,
5.000%, 07/15/2025	52,813	55,700
Series 2006-3104, Class DH,
5.000%, 01/15/2026	69,999	74,448
Series 2007-3288, Class HB,
4.500%, 03/15/2022	3	3
Series 2009-3575, Class EB,
4.000%, 09/15/2024	19,320	20,383
Series 2010-3645, Class EH,
3.000%, 12/15/2020	15,731	15,718

	Principal	Value
	Amount	(Note 2)
Series 2010-3661, Class B,
4.000%, 04/15/2025	$35,774	$37,599
Series 2010-3670, Class LX,
2.000%, 05/15/2025	23,265	23,201
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	48,310	51,366
Series 2010-3737, Class NA,
3.500%, 06/15/2025	30,306	30,838
Series 2010-3766, Class HD,
2.500%, 11/15/2020	66,105	66,164
Series 2010-3773, Class AK,
3.000%, 06/15/2025	84,737	84,908
Series 2011-3829, Class BE,
3.500%, 03/15/2026	41,287	42,815
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	19,816	19,814
Series 2011-3864, Class VK,
4.500%, 06/15/2022	131,402	131,458
Series 2011-3872, Class ND,
2.000%, 12/15/2021	81,188	81,079
Series 2011-3874, Class DW,
3.500%, 06/15/2021	89,077	89,729
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	27,892	27,998
		1,917,596
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	53,230	55,603
Series 2013-53, Class KN,
1.500%, 08/20/2025	58,869	58,525
		114,128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,553,449)		3,589,155

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.53%)
Fannie Mae-Aces
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	72,209	72,252
Series 2013-M14, Class APT,
2.735%, 04/25/2023(a)	15,510	15,827
Series 2014-M12, Class FA,
1M US L + 0.30%, 10/25/2021(a)	12,585	12,575
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	57,731	57,791
		158,445

	Principal	Value
	Amount	(Note 2)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2011-K013, Class A1,
2.902%, 08/25/2020	$27,888	$27,916
Series 2015-K721, Class A1,
2.610%, 01/25/2022	81,257	81,990
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	39,406	39,378
Series 2015-KF12, Class A,
1M US L + 0.70%, 09/25/2022(a)	38,893	38,897
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	30,753	30,756
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	292,933	296,517
Series 2017-J15L, Class AFL,
1M US L + 0.35%, 08/25/2025(a)	26,759	26,775
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	100,000	105,779
Series 2018-KI02, Class A,
1M US L + 0.20%, 02/25/2021(a)	139,744	139,762
		787,770

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $936,896)		946,215

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (4.94%)
Fannie Mae Pool
Series 2010-465721,
4.040%, 10/01/2020	50,000	50,172
Series 2010-466760,
3.810%, 12/01/2020	41,914	42,167
Series 2011-468551,
3.980%, 07/01/2021	50,000	51,397
Series 2011-469371,
3.250%, 12/01/2021	170,790	174,573
Series 2011-AE0918,
3.749%, 10/01/2020(a)	26,620	26,628
Series 2012-470792,
2.850%, 03/01/2022	37,906	38,675
Series 2012-471690,
2.790%, 07/01/2022	160,598	164,793
Series 2012-471713,
2.850%, 06/01/2022	67,462	67,359
Series 2014-AM7448,
2.730%, 12/01/2021	234,091	233,778
Series 2016-AL8938,
2.753%, 04/01/2022(a)	75,604	77,336

	Principal	Value
	Amount	(Note 2)
Series 2016-AL8941,
2.842%, 01/01/2024(a)	$88,377	$91,323
Series 2016-AN2716,
2.150%, 07/01/2021	141,706	142,214
Series 2017-AN6641,
2.710%, 12/01/2023	1,700,000	1,751,753
Series 2019-BL2539,
3.050%, 05/01/2024	143,740	147,197
		3,059,365

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,019,694)		3,059,365

CORPORATE BONDS (49.16%)
Aerospace & Defense (1.34%)
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025(d)	791,000	829,296

Airlines (0.56%)
Continental Airlines Pass Through Trust
Series B
6.250%, 04/11/2020	347,349	349,454

Automobiles Manufacturing (2.13%)
Ford Motor Credit Co. LLC
2.343%, 11/02/2020	60,000	60,166
2.425%, 06/12/2020	265,000	265,658
5.875%, 08/02/2021	250,000	262,529
3M US L + 0.79%, 06/12/2020(a)	200,000	200,180
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	529,000	529,859
Total Automobiles Manufacturing		1,318,392

Banks (8.29%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	450,000	459,084
CIT Group, Inc.
4.125%, 03/09/2021	251,000	255,473
Citizens Bank NA
3M US L + 0.57%, 05/26/2020(a)	252,000	252,425
Citizens Financial Group, Inc.
4.150%, 09/28/2022(d)	400,000	420,726
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	262,719
Danske Bank A/S
5.000%, 01/12/2022(d)	450,000	474,260
5.375%, 01/12/2024(d)	250,000	278,325
Discover Bank
7.000%, 04/15/2020	500,000	504,954
Lloyds Banking Group PLC
1Y US TI + 1.00%, 02/05/2026(a)	500,000	503,325
Santander UK PLC
2.100%, 01/13/2023	250,000	252,070

	Principal	Value
	Amount	(Note 2)
Synchrony Bank
3M US L + 0.625%, 03/30/2020(a)	$200,000	$200,183
US Bank NA
3.450%, 11/16/2021	250,000	257,773
Wells Fargo & Co.
3M US L + 0.65%, 09/09/2022(a)	250,000	251,308
3M US L + 0.825%, 10/30/2025(a)	750,000	762,978
Total Banks		5,135,603

Cable & Satellite (1.56%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	150,000	154,624
Comcast Corp.
3M US L + 0.33%, 10/01/2020(a)	200,000	200,416
Time Warner Cable LLC
4.000%, 09/01/2021	500,000	513,135
5.000%, 02/01/2020	100,000	100,000
Total Cable & Satellite		968,175

Chemicals (1.94%)
Albemarle Corp.
3M US L + 1.05%, 11/15/2022(a)(d)	1,000,000	1,002,190
DuPont de Nemours, Inc.
3.766%, 11/15/2020	100,000	101,510
International Flavors & Fragrances, Inc.
3.400%, 09/25/2020	100,000	100,875
Total Chemicals		1,204,575

Consumer Finance (3.87%)
Ally Financial, Inc.
4.125%, 03/30/2020	285,000	286,314
Capital One Bank USA NA
1D US SOFR + 0.616%, 01/27/2023(a)	300,000	301,075
Fiserv, Inc.
2.750%, 07/01/2024	250,000	257,917
Global Payments, Inc.
2.650%, 02/15/2025	250,000	256,354
3.800%, 04/01/2021	600,000	612,277
Synchrony Financial
4.250%, 08/15/2024	150,000	161,041
4.375%, 03/19/2024	240,000	257,984
3M US L + 1.23%, 02/03/2020(a)	260,000	260,000
Total Consumer Finance		2,392,962

Diversified Banks (3.47%)
Bank of America Corp.
Series GMTN
3M US L + 0.66%, 07/21/2021(a)	345,000	345,969
Citigroup, Inc.
1D US SOFR + 0.867%, 11/04/2022(a)	500,000	503,617

	Principal	Value
	Amount	(Note 2)
JPMorgan Chase & Co.
3M US L + 0.935%, 04/25/2023(a)	$225,000	$229,626
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	515,000	564,683
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(d)	500,000	506,645
Total Diversified Banks		2,150,540

Electrical Equipment Manufacturing (1.14%)
Roper Technologies, Inc.
2.350%, 09/15/2024	250,000	254,549
Trimble, Inc.
4.750%, 12/01/2024	318,000	349,893
Tyco Electronics Group SA
3M US L + 0.45%, 06/05/2020(a)	100,000	100,079
Total Electrical Equipment Manufacturing		704,521

Entertainment Content (0.42%)
Fox Corp.
3.666%, 01/25/2022(d)	250,000	258,561

Exploration & Production (0.73%)
Antero Resources Corp.
5.375%, 11/01/2021	310,000	296,614
Occidental Petroleum Corp.
2.600%, 08/13/2021	150,000	151,635
Total Exploration & Production		448,249

Financial Services (4.02%)
Ameriprise Financial, Inc.
3.000%, 03/22/2022	250,000	256,170
Bank of New York Mellon Corp.
1.850%, 01/27/2023	300,000	302,158
Goldman Sachs Group, Inc.
Series GMTN
5.375%, 03/15/2020	150,000	150,623
Series D
6.000%, 06/15/2020	70,000	71,063
3M US L + 0.821%, 10/31/2022(a)	150,000	152,718
LPL Holdings, Inc.
5.750%, 09/15/2025(d)	300,000	313,497
Morgan Stanley
2.750%, 05/19/2022	75,000	76,631
Series GMTN
3.125%, 01/23/2023	200,000	207,588
State Street Corp.
1D US SOFR + 0.94%, 11/01/2025(a)	250,000	254,924
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,719
USAA Capital Corp.
2.625%, 06/01/2021(d)	500,000	506,932
Total Financial Services		2,493,023

	Principal	Value
	Amount	(Note 2)
Food & Beverage (1.00%)
Campbell Soup Co.
3M US L + 0.50%, 03/16/2020(a)	$150,000	$150,039
3M US L + 0.63%, 03/15/2021(a)	75,000	75,318
Conagra Brands, Inc.
3M US L + 0.75%, 10/22/2020(a)	100,000	100,011
Molson Coors Beverage Co.
2.250%, 03/15/2020	295,000	295,025
Total Food & Beverage		620,393

Hardware (0.53%)
EMC Corp.
2.650%, 06/01/2020	329,000	329,043

Health Care Facilities & Services (3.07%)
Cigna Corp.
Series WI
3M US L + 0.65%, 09/17/2021(a)	500,000	500,058
3.200%, 09/17/2020	300,000	302,527
HCA, Inc.
4.750%, 05/01/2023	725,000	784,926
6.250%, 02/15/2021	300,000	311,925
Total Health Care Facilities & Services		1,899,436

Pharmaceuticals (3.73%)
AbbVie, Inc.
2.150%, 11/19/2021(d)	500,000	503,400
2.300%, 11/21/2022(d)	500,000	506,145
2.500%, 05/14/2020	150,000	150,190
2.600%, 11/21/2024(d)	500,000	511,332
Elanco Animal Health, Inc.
3.912%, 08/27/2021	518,000	532,620
4.272%, 08/28/2023	100,000	106,548
Total Pharmaceuticals		2,310,235

Pipeline (3.19%)
Energy Transfer Operating LP
5.875%, 01/15/2024	100,000	111,671
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(d)	320,000	330,159
MPLX LP
5.250%, 01/15/2025(d)	500,000	525,515
3M US L + 0.90%, 09/09/2021(a)	100,000	100,379
Western Midstream Operating LP
4.000%, 07/01/2022	300,000	308,872
3M US L + 0.85%, 01/13/2023(a)	600,000	599,976
Total Pipeline		1,976,572

Real Estate (0.73%)
Reckson Operating Partnership LP
7.750%, 03/15/2020	450,000	452,938

	Principal	Value
	Amount	(Note 2)
Refining & Marketing (0.28%)
Phillips 66
3M US L + 0.75%, 04/15/2020(a)(d)	$175,000	$175,087

Retail - Consumer Discretionary (0.16%)
Lowe's Cos., Inc.
4.625%, 04/15/2020	100,000	100,230

Semiconductors (1.77%)
Microchip Technology, Inc.
3.922%, 06/01/2021	1,069,000	1,095,363

Software & Services (1.62%)
Adobe, Inc.
1.700%, 02/01/2023	1,000,000	1,006,571

Transportation & Logistics (0.05%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.375%, 02/01/2022(d)	33,000	33,875

Utilities (1.87%)
Dominion Energy, Inc.
2.715%, 08/15/2021(c)	500,000	505,436
4.104%, 04/01/2021(c)	100,000	102,353
Exelon Corp.
3.497%, 06/01/2022	435,000	448,615
5.150%, 12/01/2020	100,000	101,978
Total Utilities		1,158,382

Wireless Telecommunications Services (0.11%)
AT&T, Inc.
3M US L + 0.75%, 06/01/2021(a)	66,000	66,471

Wireline Telecommunications Services (1.58%)
CenturyLink, Inc.
Series V
5.625%, 04/01/2020	975,000	979,816

TOTAL CORPORATE BONDS
(Cost $30,060,563)		30,457,763

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (36.46%)
U.S. Treasury Bonds (36.46%)
United States Treasury Notes
1.375%, 04/30/2021	$1,300,000	$1,298,629
1.375%, 01/31/2022	400,000	400,406
1.500%, 08/31/2021	2,000,000	2,003,359
1.500%, 09/30/2021	1,005,000	1,007,041
1.500%, 10/31/2021	2,771,000	2,777,604
1.500%, 11/30/2021	1,900,000	1,905,270
1.500%, 01/15/2023	616,000	619,501
1.500%, 11/30/2024	543,000	547,677
1.625%, 11/30/2020	2,175,000	2,176,573
1.625%, 06/30/2021	1,043,000	1,046,076
1.625%, 12/31/2021	500,000	502,715
1.750%, 07/31/2021	455,000	457,346
1.750%, 06/15/2022	835,000	843,562
1.750%, 12/31/2024	1,218,000	1,242,764
2.125%, 08/31/2020	1,150,000	1,153,481
2.250%, 04/30/2021	1,335,000	1,348,167
2.625%, 05/15/2021	1,989,000	2,019,029
2.625%, 07/15/2021	1,214,000	1,235,079
Total U.S. Treasury Bonds		22,584,279

TOTAL GOVERNMENT BONDS
(Cost $22,474,339)		22,584,279

MUNICIPAL BONDS (1.29%)
Educational Facilities (0.16%)
Virginia College Building Authority
5.625%, 02/01/2028	100,000	100,000

States & Territories (0.81%)
State of Illinois
3.650%, 04/01/2020	400,000	400,776
5.463%, 02/01/2020	75,000	75,000
5.650%, 03/01/2020	25,000	25,060
Total States & Territories		500,836

Utilities (0.32%)
City of San Antonio TX Electric & Gas Systems Revenue
6.308%, 02/01/2037	200,000	200,000

TOTAL MUNICIPAL BONDS
(Cost $800,868)		800,836

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (3.74%)
Money Market Fund (3.74%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.479%	2,315,338	$2,315,338

TOTAL SHORT TERM INVESTMENTS
(Cost $2,315,338)			2,315,338

TOTAL INVESTMENTS (102.91%)
(Cost $63,161,147)			$63,752,951

Liabilities In Excess Of Other Assets (-2.91%)			(1,803,294)

NET ASSETS (100.00%)			$61,949,657

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2020 was 1.66%

3M US L - 3 Month LIBOR as of January 31, 2020 was 1.75%

1Y US TI - 1 Year Treasury Yield as of January 31, 2020 was 1.45%

10Y US TI - 10 Year Treasury Yield as of January 31, 2020 was 1.51%

1D US SOFR - 1 Day SOFR as of January 31, 2020 was 1.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2020.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, the aggregate market value of those securities was $7,175,945, representing 11.58% of net assets.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (11.14%)
Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$363,388	$389,904
Series 1997-22, Class F,
2.780%, 03/25/2027(a)	60,246	60,318
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	34,418	34,517
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	78,225	77,487
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	28,340	28,389
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	28,300	28,301
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	23,272	22,994
Series 2001-29, Class Z,
6.500%, 07/25/2031	88,844	100,986
Series 2001-51, Class OD,
6.500%, 10/25/2031	94,167	100,245
Series 2001-52, Class XZ,
6.500%, 10/25/2031	59,543	68,971
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	140,412	141,175
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	22,710	23,133
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	28,300	28,439
Series 2001-63, Class TC,
6.000%, 12/25/2031	36,962	41,922
Series 2001-68, Class PH,
6.000%, 12/25/2031	32,128	36,225
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	68,844	69,335
Series 2001-81, Class GE,
6.000%, 01/25/2032	27,368	31,083
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	81,388	82,245

	Principal	Value
	Amount	(Note 2)
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	$97,247	$99,390
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	107,561	109,044
Series 2002-16, Class TM,
7.000%, 04/25/2032	23,727	27,443
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	49,352	50,396
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	85,303	86,426
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	73,538	74,872
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	95,369	95,793
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	138,259	141,239
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	25,079	25,211
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	83,102	84,879
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	51,948	52,993
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	164,585	168,069
Series 2002-63, Class EZ,
6.000%, 10/25/2032	18,020	20,335
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	36,613	37,395
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	111,936	113,196
Series 2002-71, Class AQ,
4.000%, 11/25/2032	108,721	115,904
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	31,345	31,696
Series 2002-80, Class CZ,
4.500%, 09/25/2032	86,806	101,745

	Principal	Value
	Amount	(Note 2)
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	$25,841	$25,931
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	41,104	41,287
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	27,363	27,422
Series 2003-110, Class CK,
3.000%, 11/25/2033	46,711	48,109
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	53,267	53,185
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	26,587	26,769
Series 2003-119, Class ZP,
4.000%, 12/25/2033	28,607	31,185
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	104,749	104,044
Series 2003-131, Class CH,
5.500%, 01/25/2034	159,394	176,916
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	59,856	60,194
Series 2003-19, Class MB,
4.000%, 05/25/2031	70,081	74,919
Series 2003-21, Class OG,
4.000%, 01/25/2033	70,236	74,842
Series 2003-22, Class BZ,
6.000%, 04/25/2033	33,346	37,568
Series 2003-27, Class EK,
5.000%, 04/25/2033	49,470	53,871
Series 2003-30, Class JQ,
5.500%, 04/25/2033	54,658	60,467
Series 2003-32, Class UJ,
5.500%, 05/25/2033	51,746	58,169
Series 2003-41, Class OZ,
3.750%, 05/25/2033	117,016	125,638
Series 2003-42, Class JH,
5.500%, 05/25/2033	101,022	111,582
Series 2003-46, Class PJ,
5.500%, 06/25/2033	59,025	64,998
Series 2003-47, Class PE,
5.750%, 06/25/2033	66,816	75,132
Series 2003-64, Class ZC,
5.000%, 07/25/2033	24,694	27,238
Series 2003-64, Class JK,
3.500%, 07/25/2033	95,871	101,922

	Principal	Value
	Amount	(Note 2)
Series 2003-71, Class HD,
5.500%, 08/25/2033	$190,000	$215,985
Series 2003-76, Class EZ,
5.000%, 08/25/2033	136,497	153,644
Series 2003-94, Class CE,
5.000%, 10/25/2033	25,477	27,360
Series 2004-101, Class TB,
5.500%, 01/25/2035	178,359	198,687
Series 2004-14, Class QB,
5.250%, 03/25/2034	192,000	224,784
Series 2004-17, Class BA,
6.000%, 04/25/2034	112,264	143,258
Series 2004-17, Class DZ,
5.500%, 04/25/2034	53,999	58,641
Series 2004-26, Class CG,
4.500%, 08/25/2033	37,512	38,744
Series 2004-36, Class CB,
5.000%, 05/25/2034	138,000	154,896
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	55,766	55,683
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	202,010	199,843
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	245,807	245,488
Series 2004-60, Class AC,
5.500%, 04/25/2034	56,000	61,924
Series 2004-68, Class LC,
5.000%, 09/25/2029	75,783	81,689
Series 2004-77, Class AY,
4.500%, 10/25/2034	34,941	38,181
Series 2004-82, Class HK,
5.500%, 11/25/2034	90,745	103,498
Series 2004-92, Class TB,
5.500%, 12/25/2034	111,586	128,271
Series 2005-110, Class MP,
5.500%, 12/25/2035	51,589	56,915
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	41,244	41,391
Series 2005-122, Class PY,
6.000%, 01/25/2036	324,000	378,094
Series 2005-17, Class EZ,
4.500%, 03/25/2035	136,796	155,888
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	29,536
Series 2005-22, Class DA,
5.500%, 12/25/2034	26,774	27,421

	Principal	Value
	Amount	(Note 2)
Series 2005-29, Class ZA,
5.500%, 04/25/2035	$107,872	$121,903
Series 2005-3, Class CH,
5.250%, 02/25/2035	93,391	102,628
Series 2005-3, Class CP,
5.500%, 10/25/2034	1,384	1,376
Series 2005-35, Class DZ,
5.000%, 04/25/2035	272,340	302,550
Series 2005-48, Class TD,
5.500%, 06/25/2035	172,000	191,612
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	8,661	8,664
Series 2005-62, Class JE,
5.000%, 06/25/2035	9,810	10,179
Series 2005-62, Class JC,
5.000%, 05/25/2035	18,338	18,979
Series 2005-62, Class ZD,
5.000%, 06/25/2035	103,511	113,692
Series 2005-64, Class PL,
5.500%, 07/25/2035	74,283	82,422
Series 2005-68, Class PG,
5.500%, 08/25/2035	63,932	71,318
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	112,095
Series 2005-68, Class BC,
5.250%, 06/25/2035	5,743	5,746
Series 2005-68, Class CZ,
5.500%, 08/25/2035	580,046	649,482
Series 2005-69, Class GZ,
4.500%, 08/25/2035	57,154	62,195
Series 2005-7, Class MZ,
4.750%, 02/25/2035	178,486	186,896
Series 2005-70, Class NA,
5.500%, 08/25/2035	26,940	29,525
Series 2005-70, Class KP,
5.000%, 06/25/2035	50,000	56,624
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	39,966	39,761
Series 2005-79, Class DB,
5.500%, 09/25/2035	95,263	107,467
Series 2005-84, Class XM,
5.750%, 10/25/2035	92,295	103,135
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	26,109	25,403
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	79,610	79,350

	Principal	Value
	Amount	(Note 2)
Series 2005-99, Class ZA,
5.500%, 12/25/2035	$97,910	$123,329
Series 2006-112, Class QC,
5.500%, 11/25/2036	39,476	45,291
Series 2006-114, Class HE,
5.500%, 12/25/2036	59,449	68,128
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	29,681	28,944
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	31,633	30,895
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	39,276
Series 2006-48, Class DZ,
6.000%, 06/25/2036	72,508	98,823
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	23,609	23,462
Series 2006-63, Class QH,
5.500%, 07/25/2036	33,175	37,370
Series 2006-71, Class ZH,
6.000%, 07/25/2036	10,178	11,791
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	53,665	52,529
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	30,167	29,657
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	66,017	66,402
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	97,431	98,103
Series 2007-30, Class MB,
4.250%, 04/25/2037	122,392	130,286
Series 2007-33, Class HE,
5.500%, 04/25/2037	57,670	64,571
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	49,032	48,931
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	43,170	43,242
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	36,770
Series 2007-51, Class CP,
5.500%, 06/25/2037	48,788	56,431
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	46,981	46,585

	Principal	Value
	Amount	(Note 2)
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	$61,424	$61,505
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	26,792	26,789
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	80,088	79,894
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	52,442	51,335
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	176,152	174,549
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	69,182	69,480
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	63,272	63,299
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	24,293	23,675
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	154,456	154,857
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	90,919	93,022
Series 2008-46, Class LA,
5.500%, 06/25/2038	23,853	26,107
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	49,122	50,152
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	266,425	271,973
Series 2009-10, Class AB,
5.000%, 03/25/2024	150,666	155,934
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	92,094	92,860
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	73,528	73,214
Series 2009-11, Class MP,
7.000%, 03/25/2049	192,179	223,894
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	208,361	210,848

	Principal	Value
	Amount	(Note 2)
Series 2009-3, Class JK,
5.000%, 01/25/2049	$26,176	$26,264
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	68,802
Series 2009-47, Class BN,
4.500%, 07/25/2039	63,632	70,273
Series 2009-62, Class WA,
5.574%, 08/25/2039(a)	132,819	148,726
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	87,257	88,248
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	40,734	41,665
Series 2009-86, Class OT,
–%, 10/25/2037(b)	63,833	59,008
Series 2009-90, Class UZ,
4.500%, 11/25/2039	554,641	646,577
Series 2010-1, Class WA,
6.212%, 02/25/2040(a)	41,777	46,488
Series 2010-102, Class HA,
4.000%, 09/25/2050	77,663	82,919
Series 2010-103, Class PJ,
4.500%, 09/25/2040	50,000	55,679
Series 2010-103, Class DZ,
4.500%, 09/25/2040	186,229	222,502
Series 2010-118, Class LZ,
4.750%, 10/25/2040	64,916	73,989
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	92,334	92,478
Series 2010-122, Class JA,
7.000%, 07/25/2040	69,052	76,734
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	45,096	44,954
Series 2010-123, Class KU,
4.500%, 11/25/2040	102,167	117,810
Series 2010-129, Class PZ,
4.500%, 11/25/2040	99,259	112,048
Series 2010-137, Class XP,
4.500%, 10/25/2040	147,816	154,610
Series 2010-141, Class AL,
4.000%, 12/25/2040	83,492	90,574
Series 2010-141, Class MN,
4.000%, 12/25/2040	75,000	84,574
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	80,523	80,634

	Principal	Value
	Amount	(Note 2)
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	$29,407	$29,510
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	92,879	93,250
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	87,088
Series 2010-37, Class CY,
5.000%, 04/25/2040	75,394	84,169
Series 2010-38, Class KD,
4.500%, 09/25/2039	56,814	58,453
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	78,266	78,544
Series 2010-45, Class WD,
5.000%, 05/25/2040	173,000	223,907
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	88,800	90,057
Series 2010-64, Class DM,
5.000%, 06/25/2040	70,720	77,309
Series 2010-68, Class WB,
4.500%, 07/25/2040	45,000	56,654
Series 2010-68, Class DA,
4.500%, 10/25/2037	124,413	126,309
Series 2010-72, Class NK,
4.000%, 11/25/2039	20,536	20,780
Series 2010-82, Class WZ,
5.000%, 08/25/2040	321,286	383,290
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,369,894
Series 2010-93, Class AH,
2.500%, 08/25/2020	54,010	53,926
Series 2011-104, Class KH,
2.000%, 03/25/2039	18,044	18,079
Series 2011-114, Class B,
3.500%, 11/25/2041	259,917	272,677
Series 2011-121, Class JP,
4.500%, 12/25/2041	280,858	297,414
Series 2011-130, Class KB,
4.000%, 12/25/2041	100,000	106,647
Series 2011-132, Class PE,
4.500%, 12/25/2041	90,498	97,488
Series 2011-145, Class JA,
4.500%, 12/25/2041	79,907	85,340
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	43,296	43,110
Series 2011-17, Class PD,
4.000%, 03/25/2041	39,197	40,938

	Principal	Value
	Amount	(Note 2)
Series 2011-22, Class MA,
6.500%, 04/25/2038	$74,975	$76,826
Series 2011-26, Class PA,
4.500%, 04/25/2041	230,774	249,802
Series 2011-27, Class ZD,
2.500%, 09/25/2040	152,113	153,324
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	332,217	327,431
Series 2011-43, Class B,
3.500%, 05/25/2031	50,000	52,990
Series 2011-45, Class ZA,
4.000%, 05/25/2031	36,874	39,942
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	124,516	122,501
Series 2011-5, Class PO,
–%, 09/25/2040(b)	22,891	18,679
Series 2011-55, Class BZ,
3.500%, 06/25/2041	292,414	318,263
Series 2011-75, Class HP,
2.500%, 07/25/2040	62,289	62,677
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	80,660	80,786
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	51,733	51,985
Series 2011-93, Class GA,
4.000%, 04/25/2039	55,792	58,180
Series 2011-93, Class ST,
4.000%, 09/25/2041	40,120	43,024
Series 2011-98, Class AE,
2.500%, 11/25/2037	66,830	66,844
Series 2012-120, Class AH,
2.500%, 02/25/2032	129,207	131,392
Series 2012-128, Class NP,
2.500%, 11/25/2042	24,998	24,533
Series 2012-129, Class HT,
2.000%, 12/25/2032	81,672	76,174
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	44,625	43,472
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	103,035	102,812
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	211,323
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	22,126	22,217

	Principal	Value
	Amount	(Note 2)
Series 2012-144, Class JT,
2.500%, 06/25/2042	$23,614	$22,923
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	148,059
Series 2012-149, Class DA,
1.750%, 01/25/2043	67,505	67,472
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	58,847
Series 2012-20, Class AF,
1M US L + 0.40%, 07/25/2039(a)	47,181	47,193
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	75,300	73,677
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	51,343	51,480
Series 2012-46, Class YB,
3.500%, 05/25/2042	100,000	106,884
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	117,252	117,856
Series 2012-70, Class WC,
3.000%, 07/25/2042	100,000	107,188
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	52,182
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	61,648	61,739
Series 2012-96, Class CB,
1.500%, 04/25/2039	30,975	30,181
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	60,469
Series 2013-108, Class GU,
3.000%, 10/25/2033	50,000	52,636
Series 2013-129, Class WL,
2.000%, 12/25/2027	35,747	35,817
Series 2013-13, Class WA,
2.500%, 07/25/2042	155,217	150,976
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	100,421	100,109
Series 2013-136, Class QB,
3.500%, 03/25/2042	300,000	314,569
Series 2013-17, Class YM,
4.000%, 03/25/2033	32,089	34,401
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	30,972	30,920
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	106,750

	Principal	Value
	Amount	(Note 2)
Series 2013-40, Class KD,
1.750%, 04/25/2042	$108,980	$106,535
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	112,186
Series 2013-53, Class CV,
3.500%, 05/25/2030	107,643	111,383
Series 2013-56, Class HB,
2.500%, 06/25/2043	40,000	38,554
Series 2013-6, Class KJ,
3.000%, 02/25/2043	77,613	79,112
Series 2013-68, Class P,
3.500%, 10/25/2042	272,998	287,433
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	30,257	30,321
Series 2013-72, Class YA,
3.000%, 06/25/2033	55,022	54,641
Series 2013-9, Class CB,
5.500%, 04/25/2042	24,598	27,711
Series 2014-12, Class GV,
3.500%, 03/25/2027	149,671	156,239
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	55,121
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	51,063
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	37,531	36,600
Series 2014-88, Class ER,
2.500%, 02/25/2036	46,624	47,550
Series 2015-72, Class PC,
3.000%, 10/25/2043	118,695	119,383
Series 2016-27, Class HK,
3.000%, 01/25/2041	536,620	559,939
Series 2016-33, Class LE,
2.500%, 11/25/2033	91,244	93,182
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	125,435	122,811
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	38,768	38,702
Series 2016-85, Class BA,
2.500%, 11/25/2046	58,604	57,172
Series 2016-9, Class D,
3.000%, 03/25/2046	78,300	80,750
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	58,320	58,347
Series 2017-15, Class PE,
3.500%, 04/25/2046	29,957	31,125

	Principal	Value
	Amount	(Note 2)
Series 2017-35, Class AH,
3.500%, 04/25/2053	$68,939	$71,440
Series 2017-40, Class GL,
3.500%, 03/25/2043	79,951	82,175
Series 2017-46, Class AB,
3.500%, 07/25/2049	80,353	82,375
Series 2017-9, Class GB,
3.000%, 05/25/2039	115,965	118,013
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	142,242	141,431
Series 2018-41, Class PZ,
4.000%, 06/25/2048	834,749	928,469
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	48,932	47,474
Series 2018-45, Class GA,
3.000%, 06/25/2048	211,734	216,579
Series 2018-56, Class CH,
3.000%, 08/25/2048	152,034	154,775
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	92,638	92,266
		27,388,860
Freddie Mac
Series 1990-165, Class K,
6.500%, 09/15/2021	22	22
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	9,943	10,614
Series 1996-1863, Class Z,
6.500%, 07/15/2026	20,743	22,068
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	24,397	24,166
Series 1997-1980, Class Z,
7.000%, 07/15/2027	29,482	33,283
Series 1998-2034, Class Z,
6.500%, 02/15/2028	35,847	38,863
Series 1998-2035, Class PC,
6.950%, 03/15/2028	9,820	10,962
Series 1998-2053, Class Z,
6.500%, 04/15/2028	34,275	37,946
Series 1998-2060, Class Z,
6.500%, 05/15/2028	19,991	22,411
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	11,015	11,026
Series 1998-2095, Class PE,
6.000%, 11/15/2028	34,643	38,399
Series 1998-2102, Class Z,
6.000%, 12/15/2028	75,164	83,453

	Principal	Value
	Amount	(Note 2)
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	$66,473	$66,472
Series 1999-2126, Class CB,
6.250%, 02/15/2029	54,069	59,510
Series 1999-2137, Class TH,
6.500%, 03/15/2029	11,813	13,280
Series 1999-2154, Class PL,
6.500%, 05/15/2029	51,794	58,584
Series 2000-2224, Class CB,
8.000%, 03/15/2030	10,166	12,056
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	19,733	21,910
Series 2001-2279, Class Z,
6.000%, 01/15/2031	24,481	26,901
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	58,608	58,720
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	43,857	44,020
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	222,978	253,353
Series 2001-2334, Class KB,
6.500%, 05/15/2028	176,902	196,587
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	54,945	55,239
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	54,242	54,392
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	46,274	45,616
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	36,090	36,356
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	41,433	41,614
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	18,613	18,681
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	86,115	85,632
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	176,102	177,546
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	50,518	50,407

	Principal	Value
	Amount	(Note 2)
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	$59,823	$60,950
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	17,544	17,044
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	91,157	90,351
Series 2002-2430, Class WF,
6.500%, 03/15/2032	16,663	19,385
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	64,416	65,655
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	124,920	127,536
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	116,084	117,185
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	133,921	136,725
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	37,673	37,659
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	37,841	38,633
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	113,644	114,349
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	72,058	73,652
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	54,457	59,205
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	68,504	68,129
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	82,544	84,278
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	95,698	97,708
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	24,630	24,314
Series 2002-2524, Class DH,
6.000%, 11/15/2032	27,000	31,740

	Principal	Value
	Amount	(Note 2)
Series 2002-2535, Class AW,
5.500%, 12/15/2032	$21,556	$24,538
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	283,118	284,961
Series 2002-2541, Class BL,
5.500%, 12/15/2032	70,000	78,850
Series 2003-2557, Class HL,
5.300%, 01/15/2033	55,794	62,999
Series 2003-2557, Class NU,
5.250%, 03/15/2032	83,350	93,781
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	53,998	52,559
Series 2003-2568, Class D,
5.500%, 02/15/2033	63,733	69,954
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	38,460	38,941
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	108,891	108,937
Series 2003-2590, Class QY,
3.750%, 04/15/2028	28,466	29,322
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	225,235	248,777
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	475,906	490,269
Series 2003-2624, Class QH,
5.000%, 06/15/2033	26,008	28,864
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	172,710	219,737
Series 2003-2627, Class CN,
5.000%, 06/15/2033	51,891	57,085
Series 2003-2631, Class DB,
5.000%, 06/15/2033	80,000	93,668
Series 2003-2647, Class A,
3.250%, 04/15/2032	124,342	129,351
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	227,797	271,589
Series 2003-2668, Class LH,
5.000%, 09/15/2033	35,380	39,180
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	70,575	71,112
Series 2003-2717, Class LH,
5.500%, 12/15/2033	12,271	13,685
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	109,442

	Principal	Value
	Amount	(Note 2)
Series 2004-2750, Class TC,
5.250%, 02/15/2034	$21,925	$23,494
Series 2004-2763, Class FC,
1M US L + 0.35%, 04/15/2032(a)	14,738	14,743
Series 2004-2768, Class PW,
4.250%, 03/15/2034	226,496	242,322
Series 2004-2802, Class OH,
6.000%, 05/15/2034	14,609	16,104
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	74,088	84,543
Series 2004-2893, Class PE,
5.000%, 11/15/2034	25,830	28,795
Series 2004-2901, Class KB,
5.000%, 12/15/2034	67,095	73,392
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	82,339	87,304
Series 2005-2929, Class PG,
5.000%, 02/15/2035	52,413	58,287
Series 2005-2933, Class HD,
5.500%, 02/15/2035	44,914	49,412
Series 2005-2953, Class PG,
5.500%, 03/15/2035	36,381	41,238
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	34,734	34,478
Series 2005-2980, Class QA,
6.000%, 05/15/2035	78,129	88,505
Series 2005-2990, Class DE,
1M US L + 0.38%, 11/15/2034(a)	20,573	20,578
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	83,449
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	45,868	52,547
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	25,277	25,108
Series 2005-3028, Class PG,
5.500%, 09/15/2035	33,702	37,615
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	725,421	902,467
Series 2005-3033, Class WY,
5.500%, 09/15/2035	92,085	103,220
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	63,714	85,694
Series 2005-3052, Class WH,
5.500%, 10/15/2035	26,318	29,366
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	173,120	190,874

	Principal	Value
	Amount	(Note 2)
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	$35,805	$35,700
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	69,079	67,709
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	90,804	92,115
Series 2006-3098, Class PG,
5.000%, 01/15/2036	138,624	157,134
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	28,900	26,558
Series 2006-3123, Class HT,
5.000%, 03/15/2026	72,068	76,580
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	55,122	54,919
Series 2006-3137, Class XP,
6.000%, 04/15/2036	37,656	43,706
Series 2006-3143, Class BC,
5.500%, 02/15/2036	179,059	204,298
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	25,690	25,681
Series 2006-3148, Class CY,
6.000%, 04/15/2036	35,231	40,110
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	37,617	37,602
Series 2006-3154, Class PN,
5.500%, 05/15/2036	133,904	150,393
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	80,567	80,497
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	21,417	20,903
Series 2006-3237, Class CD,
5.500%, 09/15/2036	118,000	132,372
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	72,818
Series 2006-3249, Class CB,
4.250%, 12/15/2036	429,808	469,354
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	79,245	77,235
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	130,496	127,043
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	100,779	107,072

	Principal	Value
	Amount	(Note 2)
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	$42,753	$42,719
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	195,177	194,415
Series 2007-3312, Class PA,
5.500%, 05/15/2037	23,021	26,267
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	64,391	62,911
Series 2007-3349, Class HG,
5.500%, 07/15/2037	34,937	39,601
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	139,684	136,166
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	28,901	28,410
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	110,052	111,751
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	54,817	55,105
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	43,070	43,162
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	58,609	58,977
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	84,637	85,439
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	49,995	49,955
Series 2007-3388, Class FJ,
1M US L + 0.83%, 11/15/2037(a)	212,774	211,557
Series 2008-3404, Class DC,
5.500%, 01/15/2038	72,000	87,573
Series 2008-3415, Class PC,
5.000%, 12/15/2037	56,828	62,404
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	93,358	94,476
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	171,848	173,622

	Principal	Value
	Amount	(Note 2)
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	$112,092	$109,358
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	43,011	44,144
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	49,188
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	141,359	144,263
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	106,272	120,308
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	38,846	39,784
Series 2009-3564, Class NB,
5.000%, 08/15/2039	117,000	137,088
Series 2009-3574, Class D,
5.000%, 09/15/2039	149,019	168,595
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	53,751	54,327
Series 2009-3587, Class DA,
4.500%, 10/15/2039	280,880	302,543
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	235,563	239,548
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	23,173	23,478
Series 2010-3620, Class EL,
4.000%, 01/15/2030	60,232	63,697
Series 2010-3626, Class ME,
5.000%, 01/15/2040	353,000	412,013
Series 2010-3631, Class PA,
4.000%, 02/15/2040	230,434	247,477
Series 2010-3645, Class DV,
5.000%, 04/15/2029	162,659	163,348
Series 2010-3653, Class B,
4.500%, 04/15/2030	161,221	174,848
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	157,906	178,126
Series 2010-3664, Class DA,
4.000%, 11/15/2037	189,447	197,045
Series 2010-3675, Class DA,
4.000%, 10/15/2029	52,957	52,967
Series 2010-3704, Class DC,
4.000%, 11/15/2036	126,663	130,324
Series 2010-3735, Class AL,
1.500%, 10/15/2020	9,960	9,932

	Principal	Value
	Amount	(Note 2)
Series 2010-3737, Class GB,
4.500%, 04/15/2039	$105,000	$110,154
Series 2010-3740, Class BP,
4.500%, 04/15/2038	130,389	130,403
Series 2010-3747, Class CY,
4.500%, 10/15/2040	400,000	458,346
Series 2010-3762, Class WP,
4.000%, 12/15/2039	61,269	64,448
Series 2011-3790, Class AP,
4.500%, 01/15/2037	12,471	12,624
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	70,576	70,580
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	109,980	117,991
Series 2011-3799, Class GK,
2.750%, 01/15/2021	435	435
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	37,864	37,954
Series 2011-3807, Class WF,
1M US L + 0.55%, 08/15/2038(a)	51,532	51,617
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	31,345	36,409
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	29,940	29,894
Series 2011-3830, Class NB,
4.500%, 02/15/2039	93,663	97,024
Series 2011-3837, Class JA,
4.000%, 05/15/2038	226,970	227,154
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	86,201	86,587
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	588,021	700,438
Series 2011-3852, Class TP,
5.500%, 05/15/2041(a)	77,384	85,590
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	859,790	1,063,561
Series 2011-3873, Class MJ,
4.000%, 06/15/2041	167,792	176,835
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	76,715	77,155
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	154,420	162,010
Series 2011-3910, Class JG,
2.750%, 12/15/2037	130,149	130,796

	Principal	Value
	Amount	(Note 2)
Series 2011-3919, Class AF,
1M US L + 0.35%, 03/15/2030(a)	$36,529	$36,577
Series 2011-3919, Class BD,
2.500%, 08/15/2039	140,035	140,685
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	338,989
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	925,617	1,118,150
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	1,745,886	1,826,477
Series 2011-3946, Class KB,
3.000%, 11/15/2029	211,884	212,614
Series 2011-3951, Class JB,
4.000%, 08/15/2041	39,937	41,385
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	53,904
Series 2011-3962, Class FB,
1M US L + 0.50%, 10/15/2039(a)	69,342	69,753
Series 2011-3963, Class JB,
4.500%, 11/15/2041	150,000	169,483
Series 2011-3969, Class JP,
4.500%, 09/15/2041	200,206	211,547
Series 2011-3970, Class HA,
3.000%, 02/15/2026	28,904	29,201
Series 2012-3979, Class GA,
3.500%, 05/15/2030	68,221	69,665
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	68,004	68,346
Series 2012-3989, Class JW,
3.500%, 01/15/2042	255,000	275,948
Series 2012-3996, Class GN,
3.000%, 11/15/2038	171,736	172,122
Series 2012-3997, Class EB,
3.500%, 12/15/2041	94,654	99,872
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	139,554
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	89,278	89,204
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	58,098	57,106
Series 2012-4011, Class DB,
4.000%, 09/15/2041	256,456	280,927
Series 2012-4012, Class GC,
3.500%, 06/15/2040	46,000	48,202
Series 2012-4012, Class GJ,
2.500%, 06/15/2038	81,086	81,279

	Principal	Value
	Amount	(Note 2)
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	$38,296	$38,351
Series 2012-4020, Class PG,
2.500%, 03/15/2027	31,935	32,393
Series 2012-4037, Class CA,
3.000%, 04/15/2027	67,369	70,611
Series 2012-4039, Class LT,
3.500%, 05/15/2042	62,000	69,159
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	50,597
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	236,808
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	46,102
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	72,227
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	23,722
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	94,477	94,774
Series 2012-4102, Class DA,
3.000%, 08/15/2041	190,957	188,284
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	64,385	64,098
Series 2012-4109, Class KD,
3.000%, 05/15/2032	16,039	16,050
Series 2012-4120, Class TC,
1.500%, 10/15/2027	23,111	22,927
Series 2013-4160, Class HB,
2.500%, 12/15/2032	55,823	56,091
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	67,385	68,009
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	50,554
Series 2013-4185, Class PB,
3.000%, 03/15/2043	150,000	157,310
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	32,596	32,418
Series 2013-4257, Class A,
2.500%, 10/15/2027	105,608	106,786
Series 2013-4259, Class MG,
3.000%, 08/15/2041	26,222	26,842
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	42,874	42,784
Series 2014-4293, Class NM,
4.500%, 06/15/2043	77,412	82,874

	Principal	Value
	Amount	(Note 2)
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	$37,612	$37,537
Series 2014-4301, Class U,
3.500%, 07/15/2032	205,753	213,812
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	592,368
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	37,164	38,599
Series 2014-4374, Class NC,
3.750%, 02/15/2046(c)	43,749	44,101
Series 2015-4452, Class AK,
3.500%, 09/15/2039	320,704	322,183
Series 2015-4459, Class CA,
5.000%, 12/15/2034	62,424	67,238
Series 2016-4590, Class AK,
3.500%, 08/15/2027	102,122	107,918
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	31,208
Series 2016-4604, Class CG,
2.500%, 06/15/2046	40,191	37,664
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	462,394	504,697
Series 2018-4766, Class GD,
3.500%, 03/15/2044	31,828	32,439
Series 2018-4767, Class Z,
3.000%, 12/15/2047	32,832	33,079
Series 2018-4778, Class ED,
3.500%, 10/15/2042	29,439	30,361
Series 2018-4784, Class BP,
3.500%, 04/15/2048	207,000	212,204
Series 2018-4794, Class DC,
4.250%, 08/15/2044	126,044	130,064
Series 2018-4796, Class A,
3.000%, 10/15/2047	81,613	80,542
Series 2018-4830, Class DA,
4.500%, 11/15/2044	495,479	509,520
Series 2019-4870, Class GA,
4.000%, 12/15/2042	388,491	396,230
		29,322,963
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	71,826	71,915
Series 2003-23, Class F,
1M US L + 0.45%, 12/16/2029(a)	69,987	70,158
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	290,876	291,006

	Principal	Value
	Amount	(Note 2)
Series 2003-42, Class FE,
1M US L + 0.40%, 01/16/2030(a)	$43,634	$43,664
Series 2004-1, Class TE,
5.000%, 06/20/2033	51,498	56,151
Series 2004-15, Class AY,
5.500%, 02/20/2034	144,202	156,815
Series 2004-26, Class ED,
5.500%, 04/16/2034	115,666	126,453
Series 2004-34, Class QL,
5.500%, 05/16/2034	64,000	75,019
Series 2004-55, Class MC,
5.500%, 07/20/2034	65,292	72,274
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,203,029	1,528,984
Series 2004-87, Class BC,
4.500%, 10/20/2034	29,212	30,919
Series 2005-11, Class PL,
5.000%, 02/20/2035	69,528	76,400
Series 2005-13, Class BG,
5.000%, 02/20/2035	261,000	286,955
Series 2005-13, Class NB,
5.000%, 02/20/2035	25,935	27,965
Series 2005-13, Class BE,
5.000%, 09/20/2034	17,070	17,306
Series 2005-13, Class AE,
5.000%, 09/20/2034	16,590	16,914
Series 2005-3, Class JL,
5.000%, 12/16/2034	200,000	219,702
Series 2005-3, Class JM,
4.750%, 01/20/2035	126,381	137,226
Series 2005-3, Class OC,
5.000%, 01/20/2035	201,000	220,392
Series 2005-3, Class QB,
5.000%, 01/16/2035	224,563	243,936
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	46,063	45,015
Series 2005-49, Class B,
5.500%, 06/20/2035	57,669	63,395
Series 2005-51, Class DC,
5.000%, 07/20/2035	252,182	276,563
Series 2005-56, Class JA,
5.000%, 05/17/2035	32,207	35,570
Series 2005-56, Class BD,
5.000%, 07/20/2035	82,483	92,024
Series 2005-69, Class WD,
5.000%, 05/18/2035	109,644	119,352
Series 2005-73, Class PH,
5.000%, 09/20/2035	120,000	132,221

	Principal	Value
	Amount	(Note 2)
Series 2005-92, Class PB,
6.000%, 12/20/2035	$78,170	$89,673
Series 2006-33, Class NA,
5.000%, 01/20/2036	265,882	271,830
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	33,382
Series 2007-18, Class PH,
5.500%, 03/20/2035	100,000	118,244
Series 2007-18, Class B,
5.500%, 05/20/2035	96,545	110,654
Series 2007-35, Class TE,
6.000%, 06/20/2037	220,721	253,388
Series 2007-35, Class NE,
6.000%, 06/16/2037	80,000	92,847
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	77,353	76,073
Series 2007-44, Class PH,
6.000%, 07/20/2037	163,784	183,950
Series 2007-6, Class LE,
5.500%, 02/20/2037	79,922	90,167
Series 2007-7, Class PG,
5.000%, 02/16/2037	47,465	51,323
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	29,512	29,068
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	116,204
Series 2008-31, Class PC,
5.500%, 04/20/2038	59,385	65,534
Series 2008-33, Class PB,
5.500%, 04/20/2038	84,112	94,512
Series 2008-37, Class L,
6.000%, 04/20/2038	77,763	88,988
Series 2008-38, Class PL,
5.500%, 05/20/2038	65,073	73,123
Series 2008-38, Class PN,
5.500%, 05/20/2038	68,369	76,807
Series 2008-38, Class BG,
5.000%, 05/16/2038	76,276	82,116
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	121,089
Series 2008-41, Class PE,
5.500%, 05/20/2038	116,141	129,313
Series 2008-47, Class ML,
5.250%, 06/16/2038	51,000	56,072
Series 2008-49, Class PB,
4.750%, 06/20/2038	58,799	64,356
Series 2008-50, Class KB,
6.000%, 06/20/2038	284,619	323,036

	Principal	Value
	Amount	(Note 2)
Series 2008-51, Class PH,
5.250%, 06/20/2038	$98,068	$107,884
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	32,019	31,709
Series 2008-55, Class PL,
5.500%, 06/20/2038	25,971	29,395
Series 2008-58, Class PE,
5.500%, 07/16/2038	27,163	30,477
Series 2008-60, Class JN,
5.500%, 07/20/2038	196,313	220,706
Series 2008-65, Class PG,
6.000%, 08/20/2038	145,592	165,665
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	109,491	110,352
Series 2008-7, Class PQ,
5.000%, 02/20/2038	130,000	145,928
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	69,954
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	97,072	98,061
Series 2008-85, Class PG,
5.250%, 10/20/2038	61,383	67,129
Series 2008-89, Class JC,
5.500%, 08/20/2038	85,278	96,601
Series 2008-89, Class JD,
6.000%, 08/20/2038	34,794	39,285
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	34,382	34,453
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	89,893	91,863
Series 2009-10, Class NB,
5.000%, 02/16/2039	127,000	142,097
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	33,697
Series 2009-118, Class PY,
5.000%, 12/16/2039	44,811	49,633
Series 2009-12, Class NB,
5.000%, 03/20/2039	101,771	112,750
Series 2009-13, Class E,
4.500%, 03/16/2039	185,129	201,773
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	122,404	123,498
Series 2009-24, Class WB,
5.000%, 03/20/2039	171,000	190,358

	Principal	Value
	Amount	(Note 2)
Series 2009-40, Class AD,
4.500%, 06/20/2039	$225,000	$265,736
Series 2009-47, Class LT,
5.000%, 06/20/2039	133,730	147,926
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	50,721	51,986
Series 2009-65, Class QM,
3.500%, 12/20/2038	43,773	44,647
Series 2009-66, Class HQ,
4.500%, 06/16/2039	15,091	15,184
Series 2009-69, Class PH,
5.500%, 08/16/2039	82,000	98,252
Series 2009-76, Class PC,
4.000%, 03/16/2039	78,462	79,214
Series 2009-76, Class JB,
4.500%, 07/20/2039	60,233	63,727
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	67,308	68,736
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	94,578	94,281
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	88,324	85,729
Series 2010-130, Class PE,
3.500%, 08/16/2039	32,725	33,138
Series 2010-14, Class A,
4.500%, 06/16/2039	26,464	27,736
Series 2010-14, Class HA,
4.500%, 02/16/2040	126,960	138,988
Series 2010-151, Class DQ,
4.000%, 03/20/2038	6,664	6,659
Series 2010-157, Class OP,
–%, 12/20/2040(b)	24,838	22,085
Series 2010-167, Class WL,
4.500%, 09/20/2040	70,000	79,962
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	127,354
Series 2010-24, Class MQ,
4.250%, 12/20/2038	529	524
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	54,190	54,295
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	162,381
Series 2010-84, Class YB,
4.000%, 07/20/2040	30,000	31,689

	Principal	Value
	Amount	(Note 2)
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	$35,868	$36,082
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	196,817	198,926
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	308,717	307,433
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	20,852	20,815
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	80,300	80,044
Series 2011-111, Class CD,
4.000%, 12/20/2039	38,071	38,246
Series 2011-128, Class MD,
4.000%, 10/20/2040	130,000	141,564
Series 2011-19, Class MG,
3.000%, 06/16/2040	14,139	14,359
Series 2011-59, Class QC,
4.000%, 12/20/2040	133,782	142,486
Series 2011-66, Class UA,
4.000%, 05/16/2041	179,563	188,719
Series 2011-71, Class ZC,
5.500%, 07/16/2034	288,120	323,398
Series 2011-97, Class WA,
6.121%, 11/20/2038(a)	49,180	56,687
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	269,517	269,182
Series 2011-H02, Class BA,
4.450%, 02/20/2061(a)	26,219	26,865
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	186,665	186,660
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	51,309	51,307
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	85,728	85,623
Series 2012-12, Class NA,
2.500%, 05/20/2038	12,901	12,908
Series 2012-17, Class KX,
3.500%, 07/20/2039	16,554	16,770
Series 2012-32, Class PE,
3.500%, 03/16/2042	80,000	88,267
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	103,855

	Principal	Value
	Amount	(Note 2)
Series 2012-48, Class DA,
3.500%, 05/20/2040	$63,367	$63,906
Series 2012-51, Class VM,
3.500%, 04/16/2025	137,639	143,659
Series 2012-68, Class GE,
3.000%, 05/20/2042	25,000	25,352
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	24,201	24,056
Series 2012-84, Class YC,
2.500%, 07/20/2042	20,000	19,124
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	213,444	213,730
Series 2012-H20, Class PT,
3.190%, 07/20/2062(a)	127,328	128,381
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	9,582	9,589
Series 2013-168, Class KA,
4.500%, 05/16/2039	147,497	147,863
Series 2013-22, Class GB,
2.500%, 08/20/2042	85,000	82,948
Series 2013-69, Class NA,
2.000%, 09/20/2042	200,934	195,202
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	124,439	121,157
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	78,717	78,717
Series 2014-53, Class JM,
7.121%, 04/20/2039(a)	482,808	555,591
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	56,121
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	237,470	238,311
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	31,099	31,094
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	599,023	585,836
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	35,467
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	117,599	117,666
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	130,319	130,305

	Principal	Value
	Amount	(Note 2)
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	$71,415	$71,404
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	377,510	377,736
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	73,870	73,915
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	77,773	78,059
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	162,501	163,150
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	270,292	271,877
Series 2016-116, Class GV,
3.000%, 05/20/2026	68,520	69,677
Series 2016-120, Class KA,
2.000%, 09/20/2046	22,537	22,040
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	147,311	148,909
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	818,728	824,737
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	71,648	71,724
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	212,634	214,213
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	903,893	910,266
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	179,247	180,808
Series 2016-H19, Class FE,
1M US L + 0.37%, 06/20/2061(a)	3,258	3,258
Series 2016-H20, Class PT,
5.029%, 09/20/2066(a)	852,902	939,032
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	238,936	240,278
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	81,620	82,068

	Principal	Value
	Amount	(Note 2)
Series 2017-56, Class AZ,
3.000%, 04/20/2047	$103,738	$106,089
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	72,462	72,570
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	69,815	69,811
Series 2018-36, Class CZ,
4.000%, 03/20/2048	239,095	262,513
Series 2018-37, Class C,
2.500%, 01/20/2046	62,018	63,403
Series 2019-13, Class WG,
4.000%, 12/20/2048	16,982	17,083
		21,848,431

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $76,644,364)		78,560,254

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.65%)
Fannie Mae-Aces
Series 2013-M6, Class 1AC,
3.611%, 02/25/2043(a)	10,237,968	11,147,746
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	136,566	137,480
		11,285,226
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	378,005	375,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,319,324)		11,660,968

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (3.21%)
Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	478,233	477,514
Series 2009-463331,
5.250%, 08/01/2029	724,188	837,735
Series 2010-466566,
4.270%, 11/01/2025	256,466	287,548
Series 2011-468477,
4.590%, 08/01/2026	430,507	489,871

	Principal	Value
	Amount	(Note 2)
Series 2013-AM 4236,
3.940%, 08/01/2025	$230,726	$255,025
Series 2013-AM3162,
3.000%, 04/01/2025	794,116	821,267
Series 2014-AM4198,
3.550%, 03/01/2024	100,426	106,311
Series 2014-AM7274,
3.000%, 12/01/2024	250,000	254,518
Series 2015-AM8666,
2.960%, 06/01/2030	188,612	197,907
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	812,704
Series 2015-AM9173,
3.110%, 06/01/2027	253,883	274,248
Series 2016-AN0665,
3.070%, 02/01/2026	200,000	214,090
Series 2016-AN0774,
3.210%, 01/01/2026	185,688	199,709
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	92,478
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	103,832
Series 2017-AN5279,
3.340%, 04/01/2029	478,339	517,508
Series 2017-AN5742,
3.190%, 05/01/2030	144,224	157,400
Series 2017-AN7060,
2.930%, 10/01/2027	1,630,000	1,740,478
Series 2017-AN7247,
2.950%, 11/01/2027	160,000	172,363
Series 2017-AN7384,
2.880%, 12/01/2027	50,000	53,632
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	252,246
Series 2018-109435,
3.890%, 08/01/2028	1,962,687	2,143,322
Series 2018-387770,
3.625%, 07/01/2028	160,000	175,851
Series 2018-387904,
3.840%, 08/01/2028	696,603	790,523
Series 2018-387905,
3.600%, 01/01/2027	751,974	824,513
Series 2018-AN7269,
3.110%, 01/01/2028	250,000	262,105
Series 2018-AN8198,
3.140%, 01/01/2028	300,000	324,167
Series 2018-AN8486,
3.330%, 04/01/2030	340,297	374,847
Series 2018-AN8493,
3.300%, 02/01/2030	443,692	492,085

	Principal	Value
	Amount	(Note 2)
Series 2018-AN9354,
3.640%, 06/01/2028	$65,000	$71,006
Series 2018-BI0404,
4.100%, 11/01/2028	4,036,795	4,487,928
Series 2018-BL0119,
4.090%, 11/01/2026	804,081	888,017
Series 2018-BL0550,
3.770%, 11/01/2028	660,000	748,901
Series 2018-BL0907,
3.880%, 12/01/2028	175,000	199,344
Series 2019-BI2928,
3.410%, 07/01/2027	849,031	926,556
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	752,682
Series 2019-BL1596,
3.480%, 03/01/2029	74,062	82,351
Series 2019-BL3182,
2.980%, 07/01/2029	262,912	282,828
Series 2019-BM6011,
3.355%, 11/01/2026(a)	174,650	183,264
		22,328,674
Freddie Mac Gold Pool
Series 2013-G80393,
5.000%, 08/20/2036	247,063	273,625

Freddie Mac Pool
Series 2005-002936, Class FC,
2.725%, 03/01/2029(a)	39,379	39,093

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $22,058,487)		22,641,392

CORPORATE BONDS (44.40%)
Aerospace & Defense (0.79%)
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025(d)	971,000	1,018,011
L3Harris Technologies, Inc.
3.850%, 12/15/2026(d)	3,544,000	3,913,963
Precision Castparts Corp.
3.250%, 06/15/2025	615,000	658,645
Total Aerospace & Defense		5,590,619

Automobiles Manufacturing (1.54%)
Ford Motor Co.
6.625%, 10/01/2028	4,500,000	5,156,904
Ford Motor Credit Co. LLC
2.343%, 11/02/2020	777,000	779,151
3.813%, 10/12/2021	2,500,000	2,552,154
5.875%, 08/02/2021	700,000	735,082
3M US L + 0.79%, 06/12/2020(a)	850,000	850,764

	Principal	Value
	Amount	(Note 2)
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	$775,000	$776,260
Total Automobiles Manufacturing		10,850,315

Banks (5.18%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	1,800,000	1,836,334
4.250%, 01/15/2025	934,000	1,007,258
Citizens Financial Group, Inc.
3.750%, 07/01/2024	385,000	404,511
4.150%, 09/28/2022(d)	5,254,000	5,526,242
Cooperatieve Rabobank UA
3.750%, 07/21/2026	3,000,000	3,199,973
3.950%, 11/09/2022	675,000	709,341
Danske Bank A/S
5.000%, 01/12/2022(d)	2,125,000	2,239,561
5.375%, 01/12/2024(d)	1,000,000	1,113,298
3M US L + 1.249%, 09/20/2022(a)(d)	1,000,000	1,013,061
3M US L + 1.591%, 12/20/2025(a)(d)	1,750,000	1,810,777
Discover Bank
7.000%, 04/15/2020	4,450,000	4,494,093
Lloyds Banking Group PLC
1Y US TI + 1.00%, 02/05/2026(a)	500,000	503,325
Synchrony Bank
3M US L + 0.625%, 03/30/2020(a)	1,800,000	1,801,651
Truist Bank
5Y US TI + 1.15%, 09/17/2029(a)	2,750,000	2,778,758
UniCredit SpA
7.296%, 04/02/2034(a)(d)	2,450,000	2,898,503
Wells Fargo & Co.
3M US L + 0.65%, 09/09/2022(a)	1,250,000	1,256,540
3M US L + 1.17%, 06/17/2027(a)	3,750,000	3,950,014
Total Banks		36,543,240

Cable & Satellite (1.82%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.750%, 02/15/2028	3,750,000	3,948,039
4.800%, 03/01/2050	500,000	540,375
4.908%, 07/23/2025	2,105,000	2,357,260
3M US L + 1.65%, 02/01/2024(a)	500,000	515,415
Cox Communications, Inc.
4.700%, 12/15/2042(d)	500,000	570,963

	Principal	Value
	Amount	(Note 2)
Time Warner Cable LLC
4.000%, 09/01/2021	$4,797,000	$4,923,009
Total Cable & Satellite		12,855,061

Chemicals (0.15%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	900,000	1,039,219

Commercial Finance (0.28%)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023(d)	1,850,000	1,967,040

Communications Equipment (0.56%)
Apple, Inc.
2.200%, 09/11/2029	1,000,000	1,009,786
3.000%, 11/13/2027	2,750,000	2,945,008
Total Communications Equipment		3,954,794

Consumer Finance (3.47%)
Ally Financial, Inc.
4.125%, 03/30/2020	4,000,000	4,018,440
4.250%, 04/15/2021	1,043,000	1,069,701
7.500%, 09/15/2020	785,000	808,010
American Express Co.
Series B
3M US L + 3.428%, 05/15/2049(a)(e)	3,000,000	3,022,500
Fiserv, Inc.
2.750%, 07/01/2024	1,200,000	1,238,000
3.500%, 07/01/2029	1,500,000	1,620,762
Global Payments, Inc.
3.200%, 08/15/2029	1,000,000	1,050,487
3.800%, 04/01/2021	217,000	221,440
4.450%, 06/01/2028	3,000,000	3,398,056
Synchrony Financial
3.700%, 08/04/2026	3,192,000	3,360,511
4.250%, 08/15/2024	1,700,000	1,825,137
5.150%, 03/19/2029	500,000	578,559
3M US L + 1.23%, 02/03/2020(a)	2,225,000	2,225,000
Total Consumer Finance		24,436,603

Diversified Banks (3.66%)
Bank of America Corp.
4.450%, 03/03/2026	4,750,000	5,312,544
Citigroup, Inc.
4.300%, 11/20/2026	6,000,000	6,660,683
1D US SOFR + 0.867%, 11/04/2022(a)	1,500,000	1,510,850
JPMorgan Chase & Co.
3M US L + 0.935%, 04/25/2023(a)	2,650,000	2,704,482
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	6,465,000	7,088,690

	Principal	Value
	Amount	(Note 2)
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(d)	$2,500,000	$2,533,226
Total Diversified Banks		25,810,475

Electrical Equipment Manufacturing (1.10%)
Amphenol Corp.
2.800%, 02/15/2030	2,000,000	2,038,605
Roper Technologies, Inc.
2.950%, 09/15/2029	2,000,000	2,081,420
Trimble, Inc.
4.750%, 12/01/2024	3,254,000	3,580,355
Total Electrical Equipment Manufacturing		7,700,380

Entertainment Content (0.04%)
Fox Corp.
4.030%, 01/25/2024(d)	250,000	269,249

Exploration & Production (1.53%)
Antero Resources Corp.
5.375%, 11/01/2021	2,250,000	2,152,845
Cimarex Energy Co.
4.375%, 03/15/2029	1,000,000	1,062,421
Concho Resources, Inc.
3.750%, 10/01/2027	2,000,000	2,113,075
Devon Energy Corp.
5.850%, 12/15/2025	600,000	717,491
Occidental Petroleum Corp.
2.600%, 08/13/2021	2,100,000	2,122,884
3.400%, 04/15/2026	2,500,000	2,613,737
Total Exploration & Production		10,782,453

Financial Services (2.15%)
Bank of New York Mellon Corp.
3M US L + 1.05%, 10/30/2023(a)	264,000	268,664
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029(d)	2,000,000	2,110,668
Goldman Sachs Group, Inc.
3M US L + 0.821%, 10/31/2022(a)	359,000	365,505
3M US L + 0.99%, 07/24/2023(a)	850,000	869,536
LPL Holdings, Inc.
4.625%, 11/15/2027(d)	1,000,000	1,020,000
5.750%, 09/15/2025(d)	3,700,000	3,866,463
Morgan Stanley
Series GMTN
3.125%, 01/23/2023	2,000,000	2,075,876
1D US SOFR + 1.143%, 01/22/2031(a)	3,000,000	3,055,580
2.750%, 05/19/2022	75,000	76,631

	Principal	Value
	Amount	(Note 2)
State Street Corp.
1D US SOFR + 0.94%, 11/01/2025(a)	$1,500,000	$1,529,544
Total Financial Services		15,238,467

Food & Beverage (1.18%)
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/2026	500,000	543,794
4.000%, 01/17/2043	1,920,000	2,131,337
4.900%, 02/01/2046	1,000,000	1,251,052
Campbell Soup Co.
3.300%, 03/19/2025	2,850,000	2,986,570
4.150%, 03/15/2028	950,000	1,053,017
3M US L + 0.50%, 03/16/2020(a)	250,000	250,064
Molson Coors Beverage Co.
2.250%, 03/15/2020	100,000	100,009
Total Food & Beverage		8,315,843

Hardware (0.64%)
EMC Corp.
2.650%, 06/01/2020	4,481,000	4,481,583

Health Care Facilities & Services (2.72%)
Cigna Corp.
Series WI
3M US L + 0.65%, 09/17/2021(a)	2,895,000	2,895,338
3.875%, 10/15/2047(d)	2,728,000	2,880,499
4.125%, 09/15/2020(d)	500,000	507,233
4.500%, 02/25/2026(d)	450,000	503,049
HCA, Inc.
4.125%, 06/15/2029	500,000	542,573
4.500%, 02/15/2027	3,680,000	4,048,178
5.250%, 04/15/2025	1,452,000	1,653,201
5.250%, 06/15/2049	3,500,000	4,073,822
6.250%, 02/15/2021	2,000,000	2,079,500
Total Health Care Facilities & Services		19,183,393

Integrated Oils (0.24%)
Cenovus Energy, Inc.
5.400%, 06/15/2047	1,500,000	1,711,687

Machinery Manufacturing (0.14%)
Dover Corp.
2.950%, 11/04/2029	500,000	522,857
Ingersoll-Rand Luxembourg Finance SA
2.625%, 05/01/2020	480,000	480,551
Total Machinery Manufacturing		1,003,408

Medical Equipment & Devices Manufacturing (0.30%)
Alcon Finance Corp.
3.000%, 09/23/2029(d)	1,000,000	1,039,193
3.800%, 09/23/2049(d)	1,000,000	1,106,877
Total Medical Equipment & Devices Manufacturing		2,146,070

	Principal	Value
	Amount	(Note 2)
Pharmaceuticals (2.96%)
AbbVie, Inc.
2.150%, 11/19/2021(d)	$3,250,000	$3,272,098
2.950%, 11/21/2026(d)	4,000,000	4,135,105
3.200%, 11/21/2029(d)	1,000,000	1,046,708
3.600%, 05/14/2025	600,000	641,588
4.050%, 11/21/2039(d)	1,250,000	1,365,723
4.250%, 11/21/2049(d)	3,000,000	3,256,598
Bristol-Myers Squibb Co.
3.250%, 08/15/2022(d)	55,000	57,150
4.250%, 10/26/2049(d)	500,000	618,440
Elanco Animal Health, Inc.
3.912%, 08/27/2021	2,819,000	2,898,560
4.272%, 08/28/2023	2,787,000	2,969,498
4.900%, 08/28/2028	503,000	574,316
Total Pharmaceuticals		20,835,784

Pipeline (3.81%)
Enable Midstream Partners LP
4.150%, 09/15/2029	500,000	488,965
4.400%, 03/15/2027	1,000,000	1,008,611
4.950%, 05/15/2028	900,000	930,581
Energy Transfer Operating LP
3.750%, 05/15/2030	1,000,000	1,022,630
4.200%, 04/15/2027	2,215,000	2,363,179
5.875%, 01/15/2024	2,740,000	3,059,775
Series B
3M US L + 4.155%, 12/31/2049(a)(e)	1,256,000	1,189,112
Series F
5Y US TI + 5.134%, 12/31/2049(a)(e)	1,000,000	1,003,500
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(d)	3,145,000	3,244,841
3.900%, 04/01/2024(d)	300,000	318,855
MPLX LP
5.250%, 01/15/2025(d)	2,378,000	2,499,349
3M US L + 0.90%, 09/09/2021(a)	400,000	401,514
Western Midstream Operating LP
3.100%, 02/01/2025	2,000,000	2,012,957
4.000%, 07/01/2022	3,292,000	3,389,354
4.050%, 02/01/2030	2,000,000	2,002,868
5.250%, 02/01/2050	1,500,000	1,435,792
3M US L + 0.85%, 01/13/2023(a)	500,000	499,981
Total Pipeline		26,871,864

Property & Casualty Insurance (0.31%)
Fairfax US, Inc.
4.875%, 08/13/2024(d)	2,000,000	2,175,086

Real Estate (0.16%)
Reckson Operating Partnership LP
7.750%, 03/15/2020	1,117,000	1,124,293

	Principal	Value
	Amount	(Note 2)
Refining & Marketing (0.35%)
Marathon Petroleum Corp.
5.125%, 12/15/2026	$1,713,000	$1,974,744
Phillips 66
3M US L + 0.75%, 04/15/2020(a)(d)	500,000	500,249
Total Refining & Marketing		2,474,993

Retail - Consumer Discretionary (0.03%)
Lowe's Cos., Inc.
4.625%, 04/15/2020	200,000	200,459

Retail - Consumer Staples (0.05%)
Sysco Corp.
3.300%, 07/15/2026	355,000	383,125

Semiconductors (1.66%)
Microchip Technology, Inc.
3.922%, 06/01/2021	11,465,000	11,747,741

Software & Services (0.90%)
Adobe, Inc.
2.300%, 02/01/2030	1,000,000	1,017,300
Broadridge Financial Solutions, Inc.
2.900%, 12/01/2029	3,000,000	3,079,869
IHS Markit, Ltd.
4.250%, 05/01/2029	2,000,000	2,232,000
Total Software & Services		6,329,169

Supermarkets & Pharmacies (0.56%)
Kroger Co.
2.650%, 10/15/2026	2,860,000	2,930,847
3.950%, 01/15/2050	1,000,000	1,021,990
Total Supermarkets & Pharmacies		3,952,837

Transportation & Logistics (0.25%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.200%, 07/15/2020(d)	992,000	997,230
3.375%, 02/01/2022(d)	767,000	787,327
Total Transportation & Logistics		1,784,557

Utilities (2.65%)
American Water Capital Corp.
3.750%, 09/01/2028	150,000	165,438
Dominion Energy, Inc.
2.715%, 08/15/2021(c)	2,300,000	2,325,004
3.071%, 08/15/2024(c)	1,500,000	1,559,727
4.104%, 04/01/2021(c)	2,250,000	2,302,953
Eversource Energy
3.450%, 01/15/2050	3,000,000	3,103,149
Exelon Corp.
3.497%, 06/01/2022	2,673,000	2,756,663
3.950%, 06/15/2025	100,000	109,015
5.150%, 12/01/2020	100,000	101,978

	Principal	Value
	Amount	(Note 2)
Nevada Power Co.
Series DD
2.400%, 05/01/2030	$2,000,000	$2,011,468
NextEra Energy Capital Holdings, Inc.
2.403%, 09/01/2021	1,000,000	1,010,766
2.750%, 11/01/2029	3,000,000	3,073,231
Oklahoma Gas & Electric Co.
3.800%, 08/15/2028	150,000	167,079
Total Utilities		18,686,471

Waste & Environment Services & Equipment (0.43%)
Waste Connections, Inc.
2.600%, 02/01/2030	3,000,000	3,034,534

Wireless Telecommunications Services (1.13%)
AT&T, Inc.
3.875%, 01/15/2026	378,000	412,125
4.300%, 02/15/2030	2,500,000	2,830,653
4.300%, 12/15/2042	1,500,000	1,657,408
4.350%, 03/01/2029	1,100,000	1,242,864
4.800%, 06/15/2044	479,000	558,616
Sprint Communications, Inc.
7.000%, 08/15/2020	355,000	361,692
Verizon Communications, Inc.
4.016%, 12/03/2029	806,000	918,268
Total Wireless Telecommunications Services		7,981,626

Wireline Telecommunications Services (1.66%)
CenturyLink, Inc.
Series S
6.450%, 06/15/2021	3,000,000	3,155,250
Series V
5.625%, 04/01/2020	8,483,000	8,524,906
Total Wireline Telecommunications Services		11,680,156

TOTAL CORPORATE BONDS
(Cost $305,488,200)		313,142,594

GOVERNMENT BONDS (36.86%)
U.S. Treasury Bonds (36.86%)
United States Treasury Bonds
1.750%, 11/15/2029	39,933,000	40,809,653
2.250%, 08/15/2049	13,845,000	14,620,807
2.375%, 11/15/2049	6,302,000	6,835,208
3.000%, 05/15/2042	2,000,000	2,379,336

	Principal	Value
	Amount	(Note 2)
United States Treasury Notes
1.250%, 08/31/2024	$1,719,000	$1,713,964
1.375%, 04/30/2021	1,400,000	1,398,523
1.375%, 01/31/2022	4,325,000	4,329,393
1.375%, 01/31/2025	10,454,000	10,481,973
1.500%, 08/31/2021	10,959,000	10,977,408
1.500%, 09/30/2021	15,758,000	15,790,008
1.500%, 10/31/2021	19,431,000	19,477,300
1.500%, 11/30/2021	9,500,000	9,526,348
1.500%, 09/15/2022	800,000	803,938
1.500%, 01/15/2023	4,300,000	4,324,439
1.500%, 10/31/2024	8,100,000	8,166,129
1.625%, 12/31/2021	15,000,000	15,081,445
1.625%, 12/15/2022	15,000,000	15,135,645
1.625%, 10/31/2026	5,000,000	5,067,090
1.750%, 07/31/2021	14,415,000	14,489,327
1.750%, 06/15/2022	10,000,000	10,102,539
1.750%, 12/31/2024	33,800,000	34,487,223
2.250%, 04/30/2021	3,780,000	3,817,283
2.625%, 07/15/2021	10,000,000	10,173,633
Total U.S. Treasury Bonds		259,988,612

TOTAL GOVERNMENT BONDS
(Cost $256,524,192)		259,988,612

MUNICIPAL BONDS (0.15%)
States & Territories (0.15%)
State of Illinois
3.650%, 04/01/2020	1,030,000	1,031,998

TOTAL MUNICIPAL BONDS
(Cost $1,032,133)		1,031,998

		Value
	Shares	(Note 2)
PREFERRED STOCK (1.68%)
Financials (1.68%)
Banks (0.80%)
CIT Group, Inc.(e)	160,000	4,184,000
Wells Fargo & Co.(e)(f)	60,000	1,508,400
		5,692,400

Consumer Finance (0.44%)
Capital One Financial Corp.(e)	80,000	2,044,000
Synchrony Financial(e)	40,000	1,042,000
		3,086,000

Life Insurance (0.29%)
MetLife, Inc.(e)(f)	80,000	2,046,400

		Value
	Shares	(Note 2)
Property & Casualty Insurance (0.15%)
Allstate Corp.(e)	40,000	$1,054,800

TOTAL Financials		11,879,600

TOTAL PREFERRED STOCK
(Cost $11,500,000)		11,879,600

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.67%)
Money Market Fund (0.67%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.479%	4,709,191	4,709,191

TOTAL SHORT TERM INVESTMENTS
(Cost $4,709,191)			4,709,191

Value
(Note 2)
TOTAL INVESTMENTS (99.76%)
(Cost $689,275,891)	$703,614,609

Other Assets In Excess Of Liabilities (0.24%)	1,678,010

NET ASSETS (100.00%)	$705,292,619

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2020 was 1.66%

3M US L - 3 Month LIBOR as of January 31, 2020 was 1.75%

1Y US TI - 1 Year Treasury Yield as of January 31, 2020 was 1.45%

5Y US TI - 5 Year Treasury Yield as of January 31, 2020 was 1.32%

1D US SOFR - 1 Day SOFR as of January 31, 2020 was 1.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2020.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, the aggregate market value of those securities was $62,182,635, representing 8.82% of net assets.
(e)	Perpetual
(f)	Non-Income Producing Security.

ALPS | Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (24.74%)
HarbourVest Global Private Equity, Ltd.(a)	511,367	$12,397,758
HBM Healthcare Investments AG, Class A	24,900	5,790,697
HgCapital Trust PLC	1,695,000	5,975,718
ICG Enterprise Trust PLC	246,000	3,137,979
NB Private Equity Partners, Ltd.	303,000	4,844,733
Pantheon International PLC Fund(a)	316,756	10,174,924
Princess Private Equity Holding, Ltd.	287,700	3,573,636
3i Infrastructure PLC	419,000	1,716,050
TOTAL CLOSED-END FUNDS
(Cost $34,029,803)		47,611,495

COMMON STOCKS (72.28%)
Communications (11.06%)
Media (11.06%)
IAC/InterActiveCorp(a)	35,150	8,562,188
Liberty Broadband Corp., Class C(a)	14,700	1,954,071
Liberty Media Corp.-Liberty Formula One, Class A(a)	98,500	4,388,175
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	94,500	4,589,865
Naspers, Ltd., Class N	11,050	1,792,272
		21,286,571

TOTAL COMMUNICATIONS		21,286,571

Diversified (1.32%)
Holding Companies-Diversified Operations (1.32%)
Schouw & Co. AB	31,100	2,545,358

TOTAL DIVERSIFIED		2,545,358

Financials (49.20%)
Diversified Financial Services (24.64%)
Apollo Global Management, Inc.	74,800	3,539,536
Berkshire Hathaway, Inc., Class B(a)	27,300	6,126,939
Blackstone Group, Inc., Class A	125,500	7,664,285
Cannae Holdings, Inc.(a)	102,176	4,154,476
Carlyle Group, Inc.	115,900	3,764,432
EXOR N.V.	36,000	2,652,780
Intermediate Capital Group PLC	270,000	6,192,278
KKR & Co. LP, Class A	222,700	7,104,130
Partners Group Holding AG	6,800	6,225,088
		47,423,944

Investment Companies (15.45%)
3i Group PLC	474,000	6,895,162
Ares Capital Corp.	301,000	5,664,820

		Value
	Shares	(Note 2)
Investment Companies (continued)
AURELIUS Equity Opportunities SE & Co. KGaA	88,300	$3,219,587
FS KKR Capital Corp.	1,134,000	7,019,460
Investor AB, B Shares	70,040	3,835,041
New Mountain Finance Corp.	221,100	3,106,455
		29,740,525

Private Equity (5.31%)
Brederode SA	56,900	4,983,259
Standard Life Private Equity	1,004,099	5,224,088
		10,207,347

Real Estate (3.80%)
Brookfield Asset Management, Inc., Class A	119,400	7,308,474

TOTAL FINANCIALS		94,680,290

Industrials (7.62%)
Commercial Services (1.38%)
Brookfield Business Partners LP	63,000	2,649,199

Electrical Equipment (1.19%)
Melrose Industries PLC	750,000	2,298,514

Electronics (0.69%)
Fortive Corp.	17,700	1,326,261

Miscellaneous Manufacturers (4.36%)
Aalberts NV	45,800	1,999,660
Colfax Corp.(a)	84,000	2,953,440
Danaher Corp.	21,400	3,442,618
		8,395,718

TOTAL INDUSTRIALS		14,669,692

Utilities (3.08%)
Electric (3.08%)
Brookfield Infrastructure Partners LP	109,000	5,929,600

TOTAL UTILITIES		5,929,600

TOTAL COMMON STOCKS
(Cost $108,529,733)		139,111,511

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.58%)
Money Market Fund (1.58%)
State Street Institutional Treasury Plus Money Market Fund	1.511%	3,047,618	$3,047,618

TOTAL MONEY MARKET FUND			3,047,618

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,047,618)			3,047,618

TOTAL INVESTMENTS (98.60%)
(Cost $145,607,154)			$189,770,624

Other Assets In Excess Of Liabilities (1.40%)			2,691,544

NET ASSETS (100.00%)			$192,462,168

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.52%)
Communication Services (8.16%)
Media & Entertainment (4.54%)
Charter Communications, Inc., Class A(a)	1,533	$793,266
Cinemark Holdings, Inc.	2,845	89,646
Electronic Arts, Inc.(a)	1,022	110,294
Liberty Media Corp.-Liberty Formula One, Class C(a)	2,334	109,208
New York Times Co., Class A	2,601	83,258
Spotify Technology SA(a)	713	100,747
Walt Disney Co.	7,652	1,058,348
		2,344,767

Telecommunication Services (3.62%)
Verizon Communications, Inc.	31,452	1,869,507

TOTAL COMMUNICATION SERVICES		4,214,274

Consumer Discretionary (6.16%)
Consumer Durables & Apparel (0.93%)
Under Armour, Inc., Class A(a)	8,424	169,996
VF Corp.	3,714	308,151
		478,147

Consumer Services (3.96%)
Houghton Mifflin Harcourt Co.(a)	4,982	27,501
Hyatt Hotels Corp., Class A	4,905	414,669
McDonald's Corp.	7,495	1,603,705
		2,045,875

Retailing (1.27%)
Lowe's Cos., Inc.	1,249	145,184
TJX Cos., Inc.	8,688	512,939
		658,123

TOTAL CONSUMER DISCRETIONARY		3,182,145

Consumer Staples (8.95%)
Food & Staples Retailing (1.63%)
Wal-Mart Stores, Inc.	7,330	839,212

Food, Beverage & Tobacco (4.05%)
Coca-Cola Co.	16,723	976,623
Lamb Weston Holdings, Inc.	2,086	190,473
Mondelez International, Inc., Class A	16,137	925,941
		2,093,037

		Value
	Shares	(Note 2)
Household & Personal Products (3.27%)
Procter & Gamble Co.	13,550	$1,688,601

TOTAL CONSUMER STAPLES		4,620,850

Energy (7.65%)
Energy (7.65%)
BP PLC, Sponsored ADR	4,688	169,377
Chevron Corp.	6,035	646,590
Concho Resources, Inc.	1,666	126,249
Diamondback Energy, Inc.	2,390	177,816
Exxon Mobil Corp.	20,630	1,281,536
Marathon Petroleum Corp.	6,501	354,305
Noble Energy, Inc.	8,952	176,981
Ovintiv, Inc.	8,171	127,713
Pioneer Natural Resources Co.	935	126,225
Schlumberger, Ltd.	10,732	359,629
Targa Resources Corp.	2,673	97,565
TC Energy Corp.	5,565	305,073
		3,949,059

TOTAL ENERGY		3,949,059

Financials (23.39%)
Banks (9.26%)
Bank of America Corp.	61,678	2,024,889
JPMorgan Chase & Co.	14,978	1,982,488
KeyCorp	10,497	196,399
Sterling Bancorp	7,951	159,020
SVB Financial Group(a)	728	174,960
Zions Bancorp NA	5,323	242,143
		4,779,899

Diversified Financials (7.60%)
American Express Co.	2,662	345,714
Ares Management Corp., Class A	9,040	325,982
Berkshire Hathaway, Inc., Class B(a)	3,394	761,715
Blackstone Group, Inc., Class A	8,723	532,714
Blucora, Inc.(a)	6,216	140,171
Equitable Holdings, Inc.	14,070	337,961
Hamilton Lane, Inc., Class A	3,966	257,592
OneMain Holdings, Inc.	4,639	196,554
Raymond James Financial, Inc.	3,750	342,863
TD Ameritrade Holding Corp.	9,149	434,395
Voya Financial, Inc.	4,174	249,313
		3,924,974

Insurance (6.53%)
Alleghany Corp.(a)	186	148,365
American International Group, Inc.	10,564	530,946
Assurant, Inc.	2,947	384,760
Assured Guaranty, Ltd.	10,258	470,227
Athene Holding, Ltd., Class A(a)	6,039	263,059
Chubb, Ltd.	1,677	254,887
Hartford Financial Services Group, Inc.	8,428	499,612
Marsh & McLennan Cos., Inc.	2,087	233,452
Progressive Corp.	3,844	310,172

		Value
	Shares	(Note 2)
Insurance (continued)
Prudential Financial, Inc.	3,062	$278,826
		3,374,306

TOTAL FINANCIALS		12,079,179

Health Care (12.76%)
Health Care Equipment & Services (6.04%)
Abbott Laboratories	8,530	743,304
Anthem, Inc.	2,863	759,497
Baxter International, Inc.	4,348	387,929
Danaher Corp.	3,786	609,054
Envista Holdings Corp.(a)	3,478	102,914
HCA Healthcare, Inc.	1,714	237,903
Medtronic PLC	2,383	275,093
		3,115,694

Pharmaceuticals, Biotechnology & Life Sciences (6.72%)
Alnylam Pharmaceuticals, Inc.(a)	524	60,150
AstraZeneca PLC, Sponsored ADR	11,726	571,056
Biogen, Inc.(a)	759	204,057
Bluebird Bio, Inc.(a)	645	51,400
Bristol-Myers Squibb Co.	8,379	527,458
Eli Lilly & Co.	2,169	302,879
G1 Therapeutics, Inc.(a)	1,168	22,613
GlycoMimetics, Inc.(a)	2,843	12,168
Nektar Therapeutics(a)	1,248	24,823
Pfizer, Inc.	33,751	1,256,887
Thermo Fisher Scientific, Inc.	1,397	437,526
		3,471,017

TOTAL HEALTH CARE		6,586,711

Industrials (9.44%)
Capital Goods (6.72%)
3M Co.	455	72,190
Dycom Industries, Inc.(a)	2,039	82,416
Fortive Corp.	3,459	259,183
Gardner Denver Holdings, Inc.(a)	2,204	77,823
Illinois Tool Works, Inc.	971	169,906
Ingersoll-Rand PLC	2,401	319,885
Lockheed Martin Corp.	1,567	670,864
Northrop Grumman Corp.	421	157,694
nVent Electric PLC	7,194	179,131
PACCAR, Inc.	2,620	194,430
Rexnord Corp.(a)	2,493	81,397
Triton International, Ltd.	2,989	112,237
United Technologies Corp.	6,387	959,327
Westinghouse Air Brake Technologies Corp.	1,852	136,789
		3,473,272

Commercial & Professional Services (0.96%)
Equifax, Inc.	998	149,600
IHS Markit, Ltd.	2,720	214,499
TransUnion	847	77,670

		Value
	Shares	(Note 2)
Commercial & Professional Services (continued)
TriNet Group, Inc.(a)	948	$54,093
		495,862

Transportation (1.76%)
FedEx Corp.	1,925	278,432
JB Hunt Transport Services, Inc.	2,957	319,149
Norfolk Southern Corp.	611	127,216
Uber Technologies, Inc.(a)	5,036	182,757
		907,554

TOTAL INDUSTRIALS		4,876,688

Information Technology (6.42%)
Semiconductors & Semiconductor Equipment (3.56%)
First Solar, Inc.(a)	1,952	96,780
Intel Corp.	10,173	650,360
KLA Corp.	975	161,596
Marvell Technology Group, Ltd.	10,277	247,059
Micron Technology, Inc.(a)	6,784	360,163
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	947	51,081
Teradyne, Inc.	1,480	97,665
Texas Instruments, Inc.	1,435	173,133
		1,837,837

Software & Services (2.38%)
FleetCor Technologies, Inc.(a)	267	84,166
Genpact, Ltd.	4,127	182,702
Global Payments, Inc.	1,086	212,259
Leidos Holdings, Inc.	1,441	144,777
Microsoft Corp.	956	162,740
Science Applications International Corp.	1,172	102,867
SS&C Technologies Holdings, Inc.	1,909	120,286
VeriSign, Inc.(a)	276	57,447
Visa, Inc., Class A	314	62,477
WEX, Inc.(a)	470	101,952
		1,231,673

Technology Hardware & Equipment (0.48%)
Lumentum Holdings, Inc.(a)	739	55,994
Western Digital Corp.	2,908	190,474
		246,468

TOTAL INFORMATION TECHNOLOGY		3,315,978

Materials (3.85%)
Materials (3.85%)
Cabot Corp.	6,315	251,653
Celanese Corp., Series A	1,905	197,167
FMC Corp.	3,209	306,748
Ingevity Corp.(a)	1,254	81,786
International Paper Co.	4,966	202,216
Linde PLC	2,755	559,623
Livent Corp.(a)	5,159	48,546

		Value
	Shares	(Note 2)
Materials (continued)
PPG Industries, Inc.	2,838	$340,106
		1,987,845

TOTAL MATERIALS		1,987,845

Real Estate (5.14%)
Real Estate (5.14%)
Alexandria Real Estate Equities, Inc.	3,150	514,080
American Tower Corp.	2,421	561,043
Camden Property Trust	457	51,380
Douglas Emmett, Inc.	8,386	348,019
Equinix, Inc.	849	500,681
Healthpeak Properties, Inc.	93	3,347
Host Hotels & Resorts, Inc.	10,781	176,162
STORE Capital Corp.	7,541	295,984
Vornado Realty Trust	3,129	205,794
		2,656,490

TOTAL REAL ESTATE		2,656,490

Utilities (7.60%)
Utilities (7.60%)
Avangrid, Inc.	5,260	280,148
Duke Energy Corp.	5,266	514,120
Edison International	3,608	276,192
Exelon Corp.	18,117	862,188
National Grid PLC, Sponsored ADR	4,097	271,549
NRG Energy, Inc.	6,796	250,705
PPL Corp.	11,439	413,977
Sempra Energy	5,371	862,797
UGI Corp.	4,644	193,144
		3,924,820

TOTAL UTILITIES		3,924,820

TOTAL COMMON STOCKS
(Cost $45,498,004)		51,394,039

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.50%)
SHORT-TERM CASH EQUIVALENTS (0.50%)
State Street Institutional Treasury Plus Money Market Fund	1.511%	260,668	260,668

TOTAL SHORT-TERM INVESTMENTS
(Cost $260,668)			260,668

Value
(Note 2)
TOTAL INVESTMENTS (100.02%)
(Cost $45,758,672)	$51,654,707

Liabilities In Excess Of Other Assets (-0.02%)	(10,666)

NET ASSETS (100.00%)	$51,644,041

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (86.83%)
Communications (11.07%)
Media (10.59%)
Tencent Holdings, Ltd.	77,500	$3,695,991

Telecommunications (0.48%)
China Telecom Corp., Ltd., Class H	248,400	96,649
China Unicom Hong Kong, Ltd.	85,000	70,909
		167,558

TOTAL COMMUNICATIONS		3,863,549

Consumer Discretionary (24.51%)
Apparel & Textile Products (3.49%)
Shenzhou International Group Holdings, Ltd.	45,300	598,858
Xtep International Holdings, Ltd.	1,368,000	619,322
		1,218,180

Consumer Services (2.18%)
Koolearn Technology Holding, Ltd.(a)	33,500	116,765
New Oriental Education & Technology Group, Inc., Sponsored ADR, ADR(a)(b)	5,300	644,215
		760,980

Retail - Consumer Discretionary (18.84%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	19,647	4,058,874
ANTA Sports Products, Ltd.	162,400	1,413,884
Li Ning Co., Ltd.	108,000	315,401
Meituan Dianping(a)	62,300	788,708
		6,576,867

TOTAL CONSUMER DISCRETIONARY		8,556,027

Consumer Staples (3.58%)
Consumer Products (1.28%)
Nissin Foods Co., Ltd.	553,000	446,026

Retail - Consumer Staples (2.30%)
Sun Art Retail Group, Ltd.	675,000	802,000

TOTAL CONSUMER STAPLES		1,248,026

Energy (2.42%)
Oil, Gas & Coal (2.42%)
China Oilfield Services, Ltd., Class H	204,000	296,000
CNOOC, Ltd.	367,000	549,413
		845,413

TOTAL ENERGY		845,413

Financials (17.99%)
Banking (4.01%)
Bank of China, Ltd., Class H	829,437	320,849
China Construction Bank Corp., Class H	611,080	462,915

		Value
	Shares	(Note 2)
Banking (continued)
Industrial & Commercial Bank of China, Ltd., Class H	925,967	$614,632
		1,398,396

Insurance (7.82%)
AIA Group, Ltd.	48,200	477,611
China Life Insurance Co., Ltd., Class H	443,000	1,057,899
Ping An Insurance Group Co. of China, Ltd., Class H	105,765	1,195,976
		2,731,486

Real Estate (6.16%)
Link REIT	46,000	465,176
Midea Real Estate Holding, Ltd.	146,000	408,210
Powerlong Commercial Management Holdings, Ltd.(a)	45,500	55,831
Shimao Property Holdings, Ltd.	77,500	250,092
Sunac China Holdings, Ltd.	107,100	516,551
Times China Holdings, Ltd.	164,482	286,945
Times Neighborhood Holdings, Ltd.(a)	273,246	169,578
		2,152,383

TOTAL FINANCIALS		6,282,265

Health Care (4.16%)
Biotechnology & Pharmaceuticals (4.16%)
Alphamab Oncology(a)	297,398	529,194
BeiGene, Ltd., ADR(a)	2,990	455,557
Zai Lab, Ltd., ADR(a)	9,200	469,108
		1,453,859

TOTAL HEALTH CARE		1,453,859

Industrials (1.99%)
Electrical Equipment Manufacturing (1.99%)
Advanced Energy Industries, Inc.(a)	9,920	693,805

TOTAL INDUSTRIALS		693,805

Materials (1.61%)
Metals & Mining (1.61%)
Zhaojin Mining Industry Co., Ltd., Class H	488,500	562,810

TOTAL MATERIALS		562,810

Technology (16.93%)
Hardware (7.10%)
AAC Technologies Holdings, Inc.	58,500	411,479
Q Technology Group Co., Ltd.(a)	132,000	186,112
Samsung Electronics Co., Ltd.	17,803	824,867
Silergy Corp.	10,000	360,063
Sunny Optical Technology Group Co., Ltd.	43,800	696,000
		2,478,521

Semiconductors (6.30%)
Applied Materials, Inc.(b)	10,100	585,699
Lam Research Corp.(b)	1,035	308,647
Micron Technology, Inc.(a)(b)	12,176	646,424

		Value
	Shares	(Note 2)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)	12,200	$658,068
		2,198,838

Software (3.53%)
NetEase, Inc., ADR(b)	3,850	1,234,926

TOTAL TECHNOLOGY		5,912,285

Utilities (2.57%)
Utilities (2.57%)
Guangdong Investment, Ltd.	442,000	897,114

TOTAL UTILITIES		897,114

TOTAL COMMON STOCKS
(Cost $25,892,544)		30,315,153

TOTAL INVESTMENTS (86.83%)
(Cost $25,892,544)		$30,315,153

Other Assets In Excess Of Liabilities (13.17%)(c)		4,597,854

NET ASSETS (100.00%)		$34,913,007

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $2,470,246.
(c)	Includes cash which is being held as collateral for total return swap contracts in the amount of $16,264.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	Boe Technology Group Co., Ltd.	$184,298	70 bps + 1D FEDEF	09/21/2021	$187,793	$3,495
Morgan Stanley	Gree Electric Appliances, Inc.	647,885	250 bps + 1D FEDEF	02/17/2021	731,555	83,670
Morgan Stanley	Luxshare Precision Industry Co., Ltd.	216,017	250 bps + 1D FEDEF	05/29/2020	353,076	137,059
Morgan Stanley	Yantai Jereh Oilfield Services Group	1,202,877	250 bps + 1D FEDEF	05/29/2020	1,622,744	419,867
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	565,952	255 bps + 1D FEDEF	06/25/2020	601,636	35,684
		$2,817,029			$3,496,804	$679,775

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	C&S Paper Co., Ltd.	$202,842	255 bps + 1D FEDEF	09/28/2020	$190,272	$(12,570)
Morgan Stanley	Kweichow Moutai Co., Ltd.	1,081,092	250 bps + 1D FEDEF	05/29/2020	1,008,288	(72,804)
Morgan Stanley	Wuliangye Yibin Co., Ltd. Trs	122,759	255 bps + 1D FEDEF	09/28/2020	109,229	(13,530)
		$1,406,693			$1,307,789	$(98,904)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

			Value
		Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.34%)
Equity (98.34%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)		30,794	$1,581,786
First Trust RiverFront Dynamic Developed International ETF(a)		121,824	7,069,581
First Trust RiverFront Dynamic Emerging Markets ETF(a)		58,299	3,589,807
First Trust RiverFront Dynamic Europe ETF(a)		21,627	1,311,070
RiverFront Dynamic US Dividend Advantage ETF(a)		145,716	5,045,635
RiverFront Dynamic US Flex-Cap ETF(a)		380,794	13,423,103
			32,020,982
TOTAL EXCHANGE TRADED FUNDS
(Cost $31,347,271)			32,020,982

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.26%)
Money Market Fund (2.26%)
State Street Institutional Treasury Plus Money Market Fund	1.511%	734,583	734,583

TOTAL MONEY MARKET FUND			734,583

TOTAL SHORT-TERM INVESTMENTS
(Cost $734,583)			734,583

TOTAL INVESTMENTS (100.60%)
(Cost $32,081,854)			$32,755,565

Liabilities In Excess Of Other Assets (-0.60%)			(196,027)

NET ASSETS (100.00%)			$32,559,538

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

			Value
		Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.52%)
Debt (23.76%)
RiverFront Dynamic Core Income ETF(a)		552,846	$14,086,516
RiverFront Dynamic Unconstrained Income ETF(a)		58,486	1,485,825
Riverfront Strategic Income Fund(a)		131,445	3,253,264
			18,825,605
Equity (74.76%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)		15,025	771,785
First Trust RiverFront Dynamic Developed International ETF(a)		194,704	11,298,887
First Trust RiverFront Dynamic Emerging Markets ETF(a)		108,407	6,675,248
First Trust RiverFront Dynamic Europe ETF(a)		39,086	2,369,468
RiverFront Dynamic US Dividend Advantage ETF(a)		510,704	17,683,892
RiverFront Dynamic US Flex-Cap ETF(a)		579,674	20,433,682
			59,232,962
TOTAL EXCHANGE TRADED FUNDS
(Cost $74,828,541)			78,058,567

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.60%)
Money Market Fund (1.60%)
State Street Institutional Treasury Plus Money Market Fund	1.511%	1,272,350	1,272,350

TOTAL MONEY MARKET FUND			1,272,350

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,272,350)			1,272,350

TOTAL INVESTMENTS (100.12%)
(Cost $76,100,891)			$79,330,917

Liabilities In Excess Of Other Assets (-0.12%)			(97,789)

NET ASSETS (100.00%)			$79,233,128

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

			Value
		Shares	(Note 2)
EXCHANGE TRADED FUNDS (99.02%)
Debt (46.32%)
RiverFront Dynamic Core Income ETF(a)		956,812	$24,379,570
RiverFront Dynamic Unconstrained Income ETF(a)		44,356	1,126,855
Riverfront Strategic Income Fund(a)		95,571	2,365,382
			27,871,807
Equity (52.70%)
First Trust RiverFront Dynamic Developed International ETF(a)		50,464	2,928,481
First Trust RiverFront Dynamic Emerging Markets ETF(a)		9,400	578,813
RiverFront Dynamic US Dividend Advantage ETF(a)		498,424	17,258,679
RiverFront Dynamic US Flex-Cap ETF(a)		310,628	10,949,730
			31,715,703
TOTAL EXCHANGE TRADED FUNDS
(Cost $56,106,034)			59,587,510

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.50%)
Money Market Fund (1.50%)
State Street Institutional Treasury Plus Money Market Fund	1.511%	904,753	904,753

TOTAL MONEY MARKET FUND			904,753

TOTAL SHORT-TERM INVESTMENTS
(Cost $904,753)			904,753

TOTAL INVESTMENTS (100.52%)
(Cost $57,010,787)			$60,492,263

Liabilities In Excess Of Other Assets (-0.52%)			(313,212)

NET ASSETS (100.00%)			$60,179,051

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 10 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (each, a “Fund” and collectively, the “Funds”).The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, and the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2020, net assets of the CoreCommodity Fund were $542,488,147, of which $97,327,463 or 17.94% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund. As of January 31, 2020, net assets of the Kotak Fund were $126,200,283, of which $8,538,191 or 6.77% represented the Kotak Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Portfolio is a tax resident of Mauritius enabling it to claim beneficial tax treatment provided under the tax treaty between India and Mauritius. Prior to April 1, 2017, the tax treaty allowed the portfolio to claim full exemption from capital gains on sale of Indian securities. However, pursuant to the changes to the tax treaty between India and Mauritius effective April 1, 2017, the gains arising to the portfolio from sale of shares of Indian companies are taxable in India except for gains arising from sale of shares which were purchased prior to April 1, 2017. The tax treaty still allows the portfolio to claim exemption on capital gains arising from securities other than shares. Further, India enacted the General Anti-Avoidance Rule (GAAR) in its tax law effective April 1, 2017 which contains treaty override provisions whereby the Indian tax authorities could deny treaty benefits to the portfolio if it is established that the main purpose of the investments made through the portfolio is to benefit from the tax treaty and the portfolio does not have sufficient commercial substance in Mauritius or one of the other GAAR test is satisfied.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2020:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$68,709,119	$103	$–	$68,709,222
Other	71,377,562	–	–	71,377,562
Master Limited Partnerships(a)	1,148,663	–	–	1,148,663
Government Bonds	–	391,919,311	–	391,919,311
Total	$141,235,344	$391,919,414	$–	$533,154,758
Other Financial Instruments
Assets
Futures Contracts	$8,483,247	$–	$–	$8,483,247
Total Return Swap Contracts	–	7	–	7
Liabilities
Futures Contracts	(9,135,960)	–	–	(9,135,960)
Total Return Swap Contracts	–	(577)	–	(577)
Total	$(652,713)	$(570)	$–	$(653,283)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$3,059,042	$–	$–	$3,059,042
Consumer Discretionary	–	10,892,504	–	10,892,504
Consumer Staples	–	4,681,099	–	4,681,099
Energy	–	8,735,027	–	8,735,027
Financials	10,095,322	30,380,968	–	40,476,290
Health Care	1,122,249	953,031	–	2,075,280
Industrials	1,195,414	12,145,579	–	13,340,993
Information Technology	7,201,195	3,459,218	–	10,660,413
Materials	2,406,810	7,955,095	–	10,361,905
Real Estate	841,771	1,544,831	–	2,386,602
Total	$25,921,803	$80,747,352	$–	$106,669,155

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$3,589,155	$–	$3,589,155
Commercial Mortgage-Backed Securities	–	946,215	–	946,215
Mortgage-Backed Securities	–	3,059,365	–	3,059,365
Corporate Bonds	–	30,457,763	–	30,457,763
Government Bonds	–	22,584,279	–	22,584,279
Municipal Bonds	–	800,836	–	800,836
Short Term Investments	2,315,338	–	–	2,315,338
Total	$2,315,338	$61,437,613	$–	$63,752,951

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$78,560,254	$–	$78,560,254
Commercial Mortgage-Backed Securities	–	11,660,968	–	11,660,968
Mortgage-Backed Securities	–	22,641,392	–	22,641,392
Corporate Bonds	–	313,142,594	–	313,142,594
Government Bonds	–	259,988,612	–	259,988,612
Preferred Stock	11,879,600	–	–	11,879,600
Municipal Bonds	–	1,031,998	–	1,031,998
Short Term Investments	4,709,191	–	–	4,709,191
Total	$16,588,791	$687,025,818	$–	$703,614,609

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$24,900,070	$22,711,425	$–	$47,611,495
Common Stocks(a)	96,472,512	42,638,999	–	139,111,511
Short-Term Investments	3,047,618	–	–	3,047,618
Total	$124,420,200	$65,350,424	$–	$189,770,624

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$51,394,039	$–	$–	$51,394,039
Short-Term Investments	260,668	–	–	260,668
Total	$51,654,707	$–	$–	$51,654,707

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$–	$3,863,549	$–	$3,863,549
Consumer Discretionary	4,703,089	3,852,938	–	8,556,027
Consumer Staples	–	1,248,026	–	1,248,026
Energy	–	845,413	–	845,413
Financials	225,409	6,056,856	–	6,282,265
Health Care	1,453,859	–	–	1,453,859
Industrials	693,805	–	–	693,805
Materials	–	562,810	–	562,810
Technology	3,433,764	2,478,521	–	5,912,285
Utilities	–	897,114	–	897,114
Total	$10,509,926	$19,805,227	$–	$30,315,153
Other Financial Instruments(b)
Assets:
Total Return Swap Contracts	$–	$679,775	$–	$679,775
Liabilities:
Total Return Swap Contracts	–	(98,904)	–	(98,904)
Total	$–	$580,871	$–	$580,871

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$32,020,982	$–	$–	$32,020,982
Short-Term Investments	734,583	–	–	734,583
Total	$32,755,565	$–	$–	$32,755,565

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$78,058,567	$–	$–	$78,058,567
Short-Term Investments	1,272,350	–	–	1,272,350
Total	$79,330,917	$–	$–	$79,330,917

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$59,587,510	$–	$–	$59,587,510
Short-Term Investments	904,753	–	–	904,753
Total	$60,492,263	$–	$–	$60,492,263

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.
(b)	For liabilities arising from bank overdrafts, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of January 31, 2020, the liabilities related to bank overdrafts used level 2 inputs.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Moderate normally pays dividends, if any, on a quarterly basis and distributes capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2020 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2020 were as follows:

RiverFront Asset Allocation Growth & Income

Security Name	Share Balance Balance as of October 31, 2019	Purchases	Sales	Share Balance as of January 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2020
First Trust RiverFront Dynamic Asia Pacific ETF	15,953	-	(928)	15,025	$10,654	892	$(7,344)	$771,785
RiverFront Dynamic Core Income ETF	624,559	-	(71,713)	552,846	$90,694	63,115	$35,575	$14,086,516
RiverFront Dynamic US Dividend Advantage ETF	543,989	-	(33,285)	510,704	$113,349	626,224	$50,365	$17,683,892
First Trust RiverFront Dynamic Developed International ETF	206,598	-	(11,894)	194,704	$77,510	121,021	$(12,863)	$11,298,887
First Trust RiverFront Dynamic Emerging Markets ETF	99,708	13,933	(5,234)	108,407	$130,489	59,282	$26,833	$6,675,248
First Trust RiverFront Dynamic Europe ETF	57,959	-	(18,873)	39,086	$16,445	150,557	$(42,140)	$2,369,468
RiverFront Dynamic US Flex-Cap ETF	571,291	42,876	(34,493)	579,674	$73,944	832,107	$70,536	$20,433,682
RiverFront Dynamic Unconstrained Income ETF	62,034	-	(3,548)	58,486	$17,575	3,390	$948	$1,485,825
Riverfront Strategic Income Fund	139,302	-	(7,857)	131,445	$28,731	(25,217)	$5,035	$3,253,264
					$559,391	$1,831,371	$126,945	$78,058,567

RiverFront Asset Allocation Moderate

Security Name	Share Balance Balance as of October 31, 2019	Purchases	Sales	Share Balance as of January 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2020
RiverFront Dynamic Core Income ETF	991,940	34,298	(69,426)	956,812	$142,746	81,721	$83,482	$24,379,570
RiverFront Dynamic US Dividend Advantage ETF	575,622	-	(77,198)	498,424	$118,924	579,855	$169,601	$17,258,679
First Trust RiverFront Dynamic Developed International ETF	54,346	-	(3,882)	50,464	$19,801	33,335	$(4,685)	$2,928,481
First Trust RiverFront Dynamic Emerging Markets ETF	-	9,400	-	9,400	$-	(31,717)	$-	$578,813
RiverFront Dynamic US Flex-Cap ETF	333,998	-	(23,370)	310,628	$42,757	508,257	$37,305	$10,949,730
RiverFront Dynamic Unconstrained Income ETF	47,681	-	(3,325)	44,356	$13,382	3,179	$(2)	$1,126,855
Riverfront Strategic Income Fund	102,513	-	(6,942)	95,571	$20,946	(19,195)	$4,344	$2,365,382
					$358,556	$1,155,435	$290,045	$59,587,510

RiverFront Asset Allocation Aggressive

Security Name	Share Balance Balance as of October 31, 2019	Purchases	Sales	Share Balance as of January 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2020
First Trust RiverFront Dynamic Asia Pacific ETF	34,917	-	(4,123)	30,794	$22,466	22,061	$(33,622)	$1,581,786
RiverFront Dynamic US Dividend Advantage ETF	165,428	-	(19,712)	145,716	$33,702	172,344	$29,069	$5,045,635
First Trust RiverFront Dynamic Developed International ETF	138,691	-	(16,867)	121,824	$49,690	98,936	$(20,720)	$7,069,581
First Trust RiverFront Dynamic Emerging Markets ETF	50,774	14,122	(6,597)	58,299	$63,314	17,024	$5,510	$3,589,807
First Trust RiverFront Dynamic Europe ETF	36,413	-	(14,786)	21,627	$9,853	130,330	$(60,657)	$1,311,070
RiverFront Dynamic US Flex-Cap ETF	432,298	-	(51,504)	380,794	$54,953	613,691	$86,109	$13,423,103
					$233,978	$1,054,386	$5,689	$32,020,982